---------------------

              DEAR ANCHOR PATHWAY INVESTOR:

                We are pleased to offer the following report on the Anchor
              Pathway Fund, which serves as the underlying investment vehicle for the American Pathway II Variable Annuity. This report covers the twelve-months ended February 28, 2002. The following commentary on the economy in general, and on the investment activities of each of the series has been provided by Capital Research and Management Company (CRMC), the investment adviser to the Anchor Pathway Fund.

              ECONOMIC REVIEW

                The year 2001 was a particularly challenging one for investors.
              An economic recession in the United States and other countries, the terrorist acts of September 11, and several high-profile corporate bankruptcies weighed heavily on the stock market and the confidence of individual investors. The reporting period began with aggressive interest rate reductions by the Federal Reserve Board. These short-term rate cuts (a total of eleven for the year) were intended to ignite the economy, and for a brief period, these actions boosted investors' confidence. Nonetheless, the economic malaise deepened through much of the year, prompting a steady rise in corporate defaults and renewed pressure on stock prices.

                Short-term bonds generally benefited from the Federal Reserve's interest rate cuts, as their prices typically rise when interest rates decline. Many investors sought refuge in high-quality, short-term issues after September 11. Investors tended to favor government obligations, top-rated corporate bonds, and municipal debt during this period. In contrast, lower-rated corporate bonds and the debt of companies reliant upon travel and tourism (i.e., airlines, hotels and restaurants) declined sharply.

                By early November 2001, signs of a recovery among equity
              securities began to emerge and the defensive trend began to fade. Stock prices rebounded steadily from their September lows, and investors began to reach for higher yields as short-term rates slid to a 40-year low. Treasury prices weakened through December, while lower-rated corporate debt and securities that offered higher yields generally improved.

                As 2002 began, growing concerns over accounting practices cast a long shadow over stocks and bonds alike, weakening the stock prices of a broad spectrum of companies. Investors grew increasingly selective regarding their investments, weighing corporate debt levels against disappointing earnings and murky growth prospects. Series returns during this period were mixed, but short-maturity bonds generally posted better returns than did long-term bonds. Higher-quality debt also withstood the market gyrations better than lower-rated bonds.

                Here are brief comments on the investment activities of each series:

                THE GROWTH SERIES returned -12.8% for the 12-month reporting period ended February 28, 2002. The Growth Series fared better than most growth funds despite the negative environment for growth stocks during the past year. The fund maintains an exposure to the volatile technology sector, but has reduced its holdings in this sector overall. Semiconductors remain the area of technology where the fund has the most exposure, as we believe the future prospects of these types of companies offer the most opportunity. The fund's holdings in the healthcare and insurance/finance sectors were increased, particularly in the second half of 2001.

                THE INTERNATIONAL SERIES returned -7.8% for the 12-month period ended February 28, 2002, compared to a -18.7% return in the Europe, Australasia, Far East Index ("EAFE")

     ---------------------------------------------------------------------------

                                                           ---------------------

---------------------

              benchmark over the same period. During the past year, the euro and the yen lost 6.5% and 12%, respectively, of their value against the U.S. dollar. The series continues to focus on a fairly defensive mix of stocks, with a heavy sector weighting in pharmaceuticals (12%), oil (13%), and food products (5.5%). Compared to a year ago, we have gradually eased away from pharmaceuticals into stocks that are more economically sensitive, especially in Europe. Our interest in Japanese companies continues to be low. The cash position of the series remains somewhat high at 14% for liquidity purposes and because attractive valuations are not readily apparent.

                THE GROWTH-INCOME SERIES returned -1.0% for the 12-month period ended February 28, 2002, versus the Standard & Poors 500 Index (S&P 500) return of -9.5% over the same period. We believe the fund's value-oriented investment approach, good stock selection, and 13%-15% cash buying reserve throughout the period led to out-performance of the fund's benchmark. Our largest equity commitment in recent years has been to the financial services sector, but more recently we have become interested in certain technology companies whose prices were decimated during the market downturn. However, we have been cautious in expanding our commitment to the technology sector. In fact, the fund's exposure to the technology sector is only half of the sector's weighting in the S&P 500 Index.

                THE ASSET ALLOCATION SERIES returned 0.75% for the 12-month period ended February 28, 2002, out-performing the -9.5% return of the S&P 500 Index. During the same period, the Salomon Smith Barney Investment Grade Bond Index returned 8.0%. The fund performed well when compared to a neutral 60% equity/40% debt position, which would have produced a -2.5% return for the reporting period. The fund holds 69% of its assets in equities, and 31% in fixed income holdings and cash. The fund continues to focus on higher-quality equity and fixed income securities.

                THE HIGH-YIELD BOND SERIES returned 0.24% for the 12-month reporting period ended February 28, 2002. The Lipper High-Yield Bond Fund Index returned -8.9% over the same reporting period. The High-Yield market was very volatile over the last 12 months, as the sluggish U.S. economy and the terrorist attacks of September 11 took their toll on corporate financial results and bond prices. The rise in corporate default rates and the decline in the equity markets only exacerbated the price volatility. We believe these factors led investors to move assets into cash or the investment grade sector of the bond market. Maintaining our core exposure to the media, gaming and leisure, and wireless communications industries drove the fund's out-performance during this challenging reporting period. Fund investments in higher-than-average quality issues within the high-yield, high investment-grade sector also contributed positively to results.

                Recently, we believe there have been encouraging data pointing to a U.S. economic recovery in 2002. Accordingly, liquidity from institutions and mutual funds has begun to enter the market, which we think will firm up demand. We continue to manage the fund by focusing on companies with capital structures and business profiles that can weather various economic climates, and companies that we believe have good asset value cushions underlying their balance sheet leverage.

                THE U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES returned 6.5%
              for the 12-month reporting period ended February 28, 2002. This compares to the Lipper Universe average return of 6.2% for the same period. The past year was volatile, as characterized by the transition from economic deceleration in the first half of 2001, to a market that saw a recovery late in the second half of the year. This volatility created investment opportunities, as well as challenges for the fund. The interest rates for the two-year Treasury bond
---------------------
 2

---------------------

              fell from 4.5% in March 2001, to 2.5% in November, and rose back to 3% by the end of February 2002. The fund benefited from holding large amounts of mortgage-backed and asset-backed securities, which carry a higher yield than treasuries of a similar maturity. The fund was also well positioned to take advantage of a rise in interest rates, which occurred from November 2001 to February 2002. Overall, we believe the fund's bond positions performed relatively well despite the rise in yields.

                THE CASH MANAGEMENT SERIES provided investors with a return of
              2.6% for the 12-month period ended February 28, 2002. After the terrorist attacks of September 11, the Federal Reserve lowered short-term rates down to 1.8% and the return on cash investments fell accordingly. We believe the fund, however, provided a relatively stable and liquid holding place for shareholders to keep a portion of their assets during these uncertain times. The economy seems to be on the road to recovery, and if the Federal Reserve increases short-term rates at some point in the future, we believe the fund is well positioned to take advantage of an upswing in interest rates.

                The seven series in the Anchor Pathway Fund offer you a wide range of investment options to help you reach your long-term financial goals. CRMC remains committed to helping you achieve these goals by striving to find the best values that financial markets have to offer.

                We look forward to reporting to you again in six months.

              Sincerely,

              -s- JAY S. WINTROB
              Jay S. Wintrob
              President and Chief Executive Officer
              Anchor National Life Insurance Company and
              First SunAmerica Life Insurance Company

              April 11, 2002
              --------------------------------

              Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government agency. Past performance is no guarantee of future results.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND

    GROWTH SERIES                      INVESTMENT PORTFOLIO -- FEBRUARY 28, 2002



                                                                                                          VALUE
                       COMMON STOCK -- 90.6%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 26.9%

                       Data Processing & Reproduction -- 2.7%
                       Cadence Design Systems, Inc.+...............................      100,000        $  2,115
                       Compaq Computer Corp. ......................................      232,500           2,357
                       Intuit, Inc.+...............................................       40,000           1,516
                       Mentor Graphics Corp.+......................................      120,000           2,605
                       Microsoft Corp.+............................................      115,000           6,709
                       PeopleSoft, Inc.+...........................................       65,000           1,890
                       Roxio, Inc.+................................................       35,389             602
                       Silicon Graphics, Inc.+.....................................      300,000           1,047

                       Electronic Components -- 20.1%
                       Adaptec, Inc.+..............................................      215,000           2,451
                       Altera Corp.+...............................................      175,000           3,337
                       Analog Devices, Inc.+.......................................      973,332          36,218
                       Applied Materials, Inc.+....................................      405,000          17,605
                       Applied Micro Circuits Corp.+...............................       75,000             577
                       EMC Corp.+..................................................      125,000           1,362
                       KLA-Tencor Corp.+...........................................      100,000           5,791
                       Linear Technology Corp. ....................................      179,000           6,593
                       LSI Logic Corp.+............................................      400,000           5,996
                       Maxim Integrated Products, Inc.+............................       47,000           2,151
                       Microchip Technology, Inc.+.................................      200,000           6,836
                       Micron Technology, Inc.+....................................       13,000             418
                       MIPS Technologies, Inc., Class B+...........................       41,574             250
                       ONI Systems Corp.+..........................................          800               4
                       PMC Sierra, Inc.+...........................................      215,000           3,141
                       Taiwan Semiconductor Manufacturing Co., Ltd.+...............    1,500,000           3,503
                       Texas Instruments, Inc. ....................................    1,215,000          35,660
                       Xilinx, Inc.+...............................................      160,000           5,747

                       Electronic Instruments -- 4.1%
                       Park Electrochemical Corp. .................................      280,800           7,090
                       Rogers Corp.+...............................................      218,400           6,770
                       Sanmina Corp.+..............................................      544,000           5,522
                       Solectron Corp.+............................................    1,040,000           8,601
                                                                                                        ---------
                                                                                                         184,464
                                                                                                        ---------
                       CONSUMER GOODS -- 8.1%

                       Beverages & Tobacco -- 1.2%
                       Philip Morris Cos., Inc. ...................................      160,000           8,425

                       Health & Personal Care -- 6.9%
                       AstraZeneca PLC.............................................      100,000           5,091
                       Eli Lilly & Co. ............................................      145,000          10,981
                       HCA Healthcare Co. .........................................       84,000           3,421
                       Johnson & Johnson Co. ......................................      150,000           9,135
                       Pfizer, Inc. ...............................................      300,000          12,288
                       Pharmacia Corp. ............................................      146,100           5,998
                                                                                                        ---------
                                                                                                          55,339
                                                                                                        ---------


                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ENERGY -- 3.4%

                       Energy Sources -- 3.1%
                       Enterprise Oil PLC ADR......................................      300,000        $  2,629
                       EOG Resources, Inc. ........................................      150,000           5,279
                       Murphy Oil Corp. ...........................................       80,000           6,894
                       Pogo Producing Co. .........................................      227,500           6,143

                       Utilities: Electric, Gas & Water -- 0.3%
                       Questar Corp. ..............................................      100,000           2,233
                                                                                                        ---------
                                                                                                          23,178
                                                                                                        ---------
                       FINANCE -- 11.0%

                       Financial Services -- 2.2%
                       Capital One Financial Corp. ................................      133,200           6,563
                       Fannie Mae..................................................      110,000           8,607

                       Insurance -- 8.8%
                       Berkshire Hathaway, Inc., Class A+..........................          400          29,200
                       Progressive Corp. ..........................................      120,000          18,696
                       XL Capital, Ltd., Class A...................................      130,000          12,384
                                                                                                        ---------
                                                                                                          75,450
                                                                                                        ---------
                       MATERIALS -- 1.5%

                       Chemicals -- 0.8%
                       Valspar Corp. ..............................................      122,000           5,402

                       Forest Products & Paper -- 0.7%
                       Sealed Air Corp.+...........................................      110,000           4,948
                                                                                                        ---------
                                                                                                          10,350
                                                                                                        ---------
                       MULTI-INDUSTRY -- 0.6%

                       Multi-industry -- 0.6%
                       Tyco International, Ltd.....................................      140,000           4,074
                                                                                                        ---------
                       SERVICES -- 38.0%

                       Broadcasting & Publishing -- 20.7%
                       AOL Time Warner, Inc.+......................................    1,046,250          25,947
                       Clear Channel Communications, Inc.+.........................      403,800          18,825
                       CNET Networks, Inc+.........................................      150,000             714
                       Comcast Corp., Class A+.....................................      450,000          15,241
                       Fox Entertainment Group, Inc., Class A+.....................      175,000           3,903
                       Liberty Media Corp.+........................................       90,000           1,152
                       News Corp., Ltd. ADR........................................      680,000          17,394
                       UnitedGlobalCom, Inc., Class A+.............................       50,000             200
                       USA Networks, Inc.+.........................................      753,000          22,259
                       Viacom, Inc., Class B+......................................      780,000          36,309

                       Business & Public Services -- 6.9%
                       Allied Waste Industries, Inc.+..............................      350,000           4,567
                       Ebay, Inc.+.................................................       70,000           3,644
                       FedEx Corp.+................................................      400,000          23,144
                       Sabre Holdings Corp.+.......................................      166,209           7,315
                       TMP Worldwide, Inc.+........................................      150,000           4,188
                       Yahoo!, Inc.+...............................................      331,000           4,786

                       Cellular & Paging -- 0.5%
                       Crown Castle International Corp.+(1)........................       61,300             381
                       Nextel Communications, Inc.+................................       45,000             225
                       Vodafone Group PLC..........................................      452,000             854
                       Vodafone Group PLC ADR......................................       85,000           1,615


---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Leisure & Tourism -- 1.6%
                       Carnival Corp., Class A.....................................      200,000        $  5,458
                       Starbucks Corp.+............................................      240,000           5,522

                       Merchandising -- 1.0%
                       Lowe's Cos., Inc. ..........................................       90,000           4,073
                       The Limited, Inc. ..........................................      160,474           2,890

                       Telecommunications -- 2.6%
                       CoreExpress, Inc.*..........................................      364,196              45
                       Nokia Corp. ADR.............................................      350,000           7,269
                       NTL, Inc.+..................................................      225,000              41
                       Telefonos de Mexico SA de CV ADR............................      270,000          10,338

                       Transportation: Airlines -- 4.7%
                       AMR Corp.+..................................................      230,000           6,003
                       Delta Air Lines, Inc. ......................................       20,000             690
                       Southwest Airlines Co. .....................................    1,223,437          25,827
                                                                                                        ---------
                                                                                                         260,819
                                                                                                        ---------
                       OTHER COMMON STOCK -- 1.1%..................................                        8,412
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $461,217)..........................                      622,086
                                                                                                        ---------
                       PREFERRED STOCK -- 1.2%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 1.2%

                       Broadcasting & Publishing -- 1.2%
                       News Corp., Ltd. ADR (cost $2,841)..........................      365,561           7,947
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $464,058).................                      630,033
                                                                                                        ---------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 8.2%                                 (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 6.4%
                       Abbott Laboratories, Inc. 1.77% due 4/2/02..................    $   3,100           3,095
                       Ciesco L.P. 1.78% due 4/5/02................................        3,318           3,312
                       Coca-Cola Co. 1.72% due 3/1/02..............................        5,000           5,000
                       Estee Lauder Cos., Inc. 1.77% due 3/1/02....................        3,300           3,300
                       Kimberly-Clark Corp. 1.77% due 4/9/02.......................        5,500           5,489
                       Kraft Foods, Inc. 1.80% due 3/7/02..........................        2,800           2,799
                       Kraft Foods, Inc. 1.80% due 4/4/02..........................        3,500           3,494
                       Park Avenue Recreation Corp. 1.80% due 3/6/02...............        1,100           1,100
                       Park Avenue Recreation Corp. 1.80% due 3/21/02..............        3,200           3,197
                       Triple A One Funding Corp. 1.79% due 3/12/02................        3,300           3,298
                       Triple A One Funding Corp. 1.81% due 3/7/02.................        3,600           3,599
                       Wells Fargo & Co. 1.79% due 4/1/02..........................        6,100           6,091
                                                                                                        ---------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $43,774).............                       43,774
                                                                                                        ---------
                       U.S. GOVERNMENT & AGENCIES -- 1.8%
                       Federal Home Loan Mortgage Discount Notes 1.74% due
                         3/26/02...................................................        2,400           2,397
                       Federal National Mortgage Association Discount Notes 1.72%
                         due 4/3/02................................................        2,700           2,696
                       Federal National Mortgage Association Discount Notes 1.73%
                         due 3/21/02...............................................        7,300           7,293
                                                                                                        ---------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $12,386).............                       12,386
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $56,160)..................                       56,160
                                                                                                        ---------


                                                           ---------------------

                                                                                                                   VALUE
                                                                                                               (IN THOUSANDS)
                       ------------------------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS --
                         (cost $520,218)                                      100.0%                             $686,193
                       Other assets less liabilities--                          0.0                                   298
                                                                             -------                             ---------
                       NET ASSETS --                                          100.0%                             $686,491
                                                                             =======                             =========


              -----------------------------


* Fair Valued Security; See Note 2



+ Non-income producing security



ADR - American Depository Receipt



(1) Security represents an investment in an affiliated company.



See Notes to Financial Statements.


---------------------

   O

---------------------


    ANCHOR PATHWAY FUND

    INTERNATIONAL SERIES               INVESTMENT PORTFOLIO -- FEBRUARY 28, 2002


                                                                                                          VALUE
                       COMMON STOCK -- 86.1%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       AUSTRALIA -- 7.9%
                       Foster's Brewing Group, Ltd. (Consumer Goods)...............     1,117,111       $  2,680
                       News Corp., Ltd. ADR (Services).............................       100,000          2,558
                       Westpac Banking Corp., Ltd. (Finance).......................       703,650          6,012
                                                                                                        ---------
                                                                                                          11,250
                                                                                                        ---------
                       BELGIUM -- 1.5%
                       Groupe Bruxelles Lam (Finance)..............................        40,000          2,208
                                                                                                        ---------
                       BRAZIL -- 4.3%
                       Centrais Geradoras do Sul do Brasil SA ADR (Energy)+........        18,300            143
                       Petroleo Brasileiro SA ADR (Energy)+........................       245,000          6,003
                                                                                                        ---------
                                                                                                           6,146
                                                                                                        ---------
                       CANADA -- 0.7%
                       Bombardier, Inc. Class B (Capital Equipment)+...............       110,000            970
                                                                                                        ---------
                       DENMARK -- 1.2%
                       Novo Nordisk AS (Consumer Goods)............................        46,000          1,787
                                                                                                        ---------
                       FINLAND -- 4.9%
                       Nokia Oyj (Capital Equipment)...............................       124,800          2,655
                       UPM-Kymmene Oyj (Materials).................................       123,000          4,377
                                                                                                        ---------
                                                                                                           7,032
                                                                                                        ---------
                       FRANCE -- 6.9%
                       Groupe Danone (Consumer Goods)..............................        19,000          2,188
                       Total Fina Elf SA, Class B (Energy)+........................        33,876          4,984
                       Vivendi Universal (Services)+...............................        70,000          2,720
                                                                                                        ---------
                                                                                                           9,892
                                                                                                        ---------
                       GERMANY -- 2.6%
                       Allianz AG (Finance)........................................        13,300          2,994
                       Epcos (Information Technology)..............................        20,000            775
                                                                                                        ---------
                                                                                                           3,769
                                                                                                        ---------
                       GREECE -- 0.5%
                       Cosmote Mobile Communications SA (Information Technology)...        80,000            700
                                                                                                        ---------
                       HONG KONG -- 6.2%
                       China Mobile, Ltd. (Services)+..............................       292,000            842
                       Hang Seng Bank (Finance)....................................       415,000          4,550
                       Li & Fung, Ltd. (Consumer Services).........................     2,515,000          3,418
                                                                                                        ---------
                                                                                                           8,810
                                                                                                        ---------
                       ITALY -- 3.4%
                       ENI-Ente Nazionale Idrocarburi SpA (Energy).................       350,000          4,800
                                                                                                        ---------


                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       JAPAN -- 11.4%
                       NEC Corp. (Capital Equipment)...............................       215,000       $  1,561
                       Nintendo Co., Ltd. (Consumer Goods).........................        11,000          1,620
                       Nissan Motor Co., Ltd. (Consumer Goods).....................       380,000          2,476
                       Rohm Co., Ltd. (Capital Equipment)..........................        20,000          2,888
                       Shionogi & Co., Ltd. (Consumer Goods).......................       280,000          4,073
                       Sumitomo Realty & Development Corp. (Real Estate)...........       785,000          3,714
                                                                                                        ---------
                                                                                                          16,332
                                                                                                        ---------
                       MEXICO -- 6.5%
                       America Movil SA de CV ADR (Services).......................       190,400          3,446
                       Grupo Televisa SA GDR (Services)+...........................        35,000          1,509
                       Telefonos de Mexico SA de CV ADR (Services).................       110,400          4,227
                       Wal-Mart de Mexico SA de CV (Services)......................        49,461            145
                                                                                                        ---------
                                                                                                           9,327
                                                                                                        ---------
                       NETHERLANDS -- 5.5%
                       ASM Lithography Holding NV (Capital Equipment)+.............       100,000          2,052
                       VNU NV (Services)...........................................       131,053          3,881
                       Unilever NV ADR (Consumer Staples)..........................        35,000          2,040
                                                                                                        ---------
                                                                                                           7,973
                                                                                                        ---------
                       NORWAY -- 1.9%
                       Orkla ASA (Multi-industry)..................................       160,000          2,746
                                                                                                        ---------
                       PHILIPPINES -- 0.2%
                       Philippine Long Distance Telephone Co. (Services)...........        35,000            345
                                                                                                        ---------
                       SOUTH KOREA -- 0.9%
                       Samsung Electro-Mechanics (Capital Equipment)...............        28,000          1,248
                                                                                                        ---------
                       SWITZERLAND -- 3.3%
                       Nestle SA (Consumer Goods)..................................        21,250          4,699
                                                                                                        ---------
                       TAIWAN -- 1.9%
                       Taiwan Semiconductor Manufacturing Co., Ltd. (Capital
                         Equipment)+...............................................     1,135,400          2,652
                                                                                                        ---------
                       UNITED KINGDOM -- 13.0%
                       AstraZeneca PLC ADR (Consumer Goods)........................        37,900          1,916
                       AstraZeneca PLC (Consumer Goods)............................       191,027          9,725
                       British Airways (Transportation)............................       365,000          1,050
                       HBOS PLC (Finance)..........................................        95,000            995
                       Lloyds TSB Group (Finance)..................................       100,000            961
                       Scottish Power PLC (Energy).................................       132,240            798
                       Shell Transport & Trading Co. ADR (Energy)..................        75,000          3,135
                                                                                                        ---------
                                                                                                          18,580
                                                                                                        ---------
                       OTHER COMMON STOCK -- 1.4%..................................                        2,005
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES ($110,736)......................                      123,271
                                                                                                        ---------


---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 11.8%                                (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 7.1%
                       Canadian Wheat Board 1.77% due 3/14/02......................         2,400       $  2,398
                       General Electric Capital Corp. 1.88% due 3/01/02............         2,200          2,200
                       Montana Blanc Capital Corp. 1.79% due 4/08/02...............         1,073          1,071
                       Schering Corp. 1.70% due 3/05/02............................         1,200          1,200
                       Triple A One Funding Corp. 1.79% due 4/01/02................         3,400          3,395
                                                                                                        ---------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $10,264).............                       10,264
                                                                                                        ---------
                       U.S. GOVERNMENT & AGENCIES -- 4.7%
                       Federal Home Loan Bank Consolidated Discount Notes 1.71% due
                         3/08/02...................................................         1,700          1,700
                       Federal Home Loan Bank Consolidated Discount Notes 1.73% due
                         4/19/02...................................................         5,000          4,988
                                                                                                        ---------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $6,688)..............                        6,688
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $16,952)..................                       16,952
                                                                                                        ---------



                       TOTAL INVESTMENTS --
                         (cost $127,688)                                       97.9%                    $140,223
                       Other assets less liabilities --                         2.1                        2,976
                                                                             -------                    ---------
                       NET ASSETS --                                          100.0%                    $143,199
                                                                             =======                    =========


              -----------------------------


              + Non-income producing security



              ADR - American Depository Receipt



                  Allocation of investments as a percentage of net assets by industry as of February 28, 2002.



                         Consumer Goods..............................................  21.8%
                         Energy......................................................  13.9
                         Services....................................................  13.7
                         Finance.....................................................  12.4
                         Capital Equipment...........................................   9.8
                         Corporate short-term notes..................................   7.1
                         US Government & Agencies....................................   4.7
                         Materials...................................................   4.4
                         Real Estate.................................................   2.6
                         Consumer Services...........................................   2.4
                         Multi-industry..............................................   1.9
                         Consumer Staples............................................   1.5
                         Information Technology......................................   1.0
                         Transportation..............................................   0.7
                                                                                       ----
                                                                                       97.9%
                                                                                       ====


              -----------------------------


              See Notes to Financial Statements.


                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES               INVESTMENT PORTFOLIO -- FEBRUARY 28, 2002


                                                                                                          VALUE
                       COMMON STOCK -- 87.4%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 13.9%
                       Aerospace & Military Technology -- 3.2%
                       Boeing Co. .................................................        70,000       $  3,217
                       Lockheed Martin Corp. ......................................       130,000          7,334
                       Raytheon Co. ...............................................       100,000          3,869
                       United Technologies Corp. ..................................       105,800          7,718

                       Data Processing & Reproduction -- 2.7%
                       Compaq Computer Corp. ......................................       100,000          1,014
                       Dell Computer Corp.+........................................        90,000          2,222
                       Hewlett-Packard Co. ........................................       100,000          2,012
                       International Business Machines Corp. ......................        50,000          4,906
                       Microsoft Corp.+............................................        40,000          2,334
                       Oracle Corp.+...............................................       140,000          2,327
                       Sun Microsystems, Inc.+.....................................       130,000          1,106
                       Xerox Corp.+................................................       300,000          2,913

                       Electrical & Electronics -- 0.6%
                       Ericsson LM Telecommunications Co., Class B.................       800,000          3,408
                       Lucent Technologies, Inc. ..................................       100,000            559

                       Electronic Components -- 4.3%
                       Applied Materials, Inc.+....................................        30,000          1,304
                       Cisco Systems, Inc.+........................................       400,000          5,708
                       Corning, Inc. ..............................................       275,000          1,851
                       EMC Corp.+..................................................       290,600          3,168
                       Emerson Electric Co. .......................................        65,000          3,743
                       Intel Corp. ................................................        65,000          1,856
                       LSI Logic Corp.+............................................       150,000          2,248
                       Texas Instruments, Inc. ....................................       335,000          9,832

                       Electronic Instruments -- 0.3%
                       Sanmina Corp.+..............................................       200,000          2,030

                       Energy Equipment -- 1.6%
                       Axcelis Technologies, Inc.+.................................        11,115            136
                       Schlumberger, Ltd. .........................................       180,000         10,478

                       Industrial Components -- 0.4%
                       Dana Corp. .................................................        50,000            930
                       TRW, Inc. ..................................................        40,000          2,010

                       Machinery & Engineering -- 0.8%
                       Caterpillar, Inc. ..........................................        50,000          2,775
                       CNH Global NV...............................................       200,000            780
                       Pall Corp. .................................................       100,000          1,952
                                                                                                        ---------
                                                                                                          95,740
                                                                                                        ---------
                       CONSUMER GOODS -- 15.8%
                       Automotive -- 0.5%
                       General Motors Corp. .......................................        65,000          3,444

                       Beverages & Tobacco -- 1.5%
                       Philip Morris Cos., Inc. ...................................       200,000         10,532


---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS (continued)
                       Food & Household Products -- 2.6%
                       General Mills, Inc. ........................................       100,000       $  4,623
                       Heinz (H.J.) Co. ...........................................       125,000          5,096
                       Sara Lee Corp. .............................................       400,000          8,368

                       Health & Personal Care -- 9.3%
                       Applied Biosystems Group -- Applera Corp. ..................        40,000            904
                       AstraZeneca PLC ADR.........................................       100,000          5,098
                       Avon Products, Inc. ........................................       185,000          9,563
                       Cardinal Health, Inc. ......................................        90,000          5,948
                       Eli Lilly & Co. ............................................        95,000          7,194
                       Johnson & Johnson Co. ......................................        50,000          3,045
                       Kimberly-Clark Corp. .......................................       100,000          6,260
                       Merck & Co., Inc. ..........................................        50,000          3,066
                       Pfizer, Inc. ...............................................       100,000          4,096
                       Pharmacia Corp. ............................................        60,000          2,463
                       Schering-Plough Corp. ......................................       210,000          7,243
                       Scios, Inc.+................................................       150,000          2,999
                       Sepracor, Inc.+.............................................        73,887          3,179
                       Service Corp. International+................................       600,000          2,898

                       Recreation & Other Consumer Products -- 0.9%
                       Pennzoil-Quaker State Co. ..................................       450,000          6,345

                       Textiles & Apparels -- 1.0%
                       Nike, Inc., Class B.........................................        50,000          2,943
                       V.F. Corp...................................................       100,000          4,205
                                                                                                        ---------
                                                                                                         109,512
                                                                                                        ---------
                       ENERGY -- 7.7%
                       Energy Sources -- 4.5%
                       Ashland, Inc. ..............................................        48,800          2,117
                       BP Amoco PLC ADR............................................        70,000          3,468
                       ChevronTexaco Corp. ........................................       115,500          9,753
                       Conoco, Inc. ...............................................        49,138          1,359
                       Devon Energy Corp. .........................................        70,000          3,058
                       Exxon Mobil Corp. ..........................................        60,000          2,478
                       Petro-Canada................................................       200,000          4,702
                       Unocal Corp. ...............................................       100,000          3,593

                       Utilities: Electric, Gas & Water -- 3.2%
                       Ameren Corp. ...............................................       100,000          4,074
                       Dominion Resources, Inc. ...................................        50,000          2,914
                       Duke Energy Corp. ..........................................        50,000          1,765
                       Edison International+.......................................       300,000          4,740
                       TECO Energy, Inc. ..........................................        85,000          2,123
                       Marathon Oil Corp. .........................................       245,000          6,738
                                                                                                        ---------
                                                                                                          52,882
                                                                                                        ---------
                       FINANCE -- 14.9%
                       Banking -- 5.3%
                       Bank of America Corp. ......................................       205,000         13,110
                       Bank of New York Co., Inc. .................................       100,000          3,764
                       Bank One Corp. .............................................        33,000          1,182
                       SunTrust Banks, Inc. .......................................        25,000          1,570
                       Wachovia Corp. .............................................       125,272          4,163
                       Wells Fargo & Co. ..........................................       272,000         12,757

                       Banks -- 0.6%
                       Fleetboston Financial Corp. ................................       100,000          3,338
                       Sumitomo Mitsui Bank Corp. ADR..............................       210,000            778


                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services -- 4.1%
                       American Express Co. .......................................       100,000       $  3,645
                       Citigroup, Inc. ............................................        66,006          2,987
                       Household International, Inc. ..............................       260,000         13,390
                       J.P. Morgan Chase & Co. ....................................       265,000          7,751
                       Mitsubishi Tokyo Finance Group, Inc. ADR+...................       100,000            611

                       Insurance -- 4.9%
                       Aetna, Inc. ................................................        55,000          1,928
                       Allmerica Financial Corp. ..................................       160,000          6,957
                       Allstate Corp. .............................................       225,000          7,880
                       Cigna Corp. ................................................        30,000          2,691
                       Manulife Financial Corp. ...................................       150,000          3,891
                       MGIC Investment Corp. ......................................        50,000          3,356
                       Royal & Sun Alliance Insurance Group PLC....................       600,000          2,213
                       XL Capital, Ltd., Class A...................................        50,000          4,763
                                                                                                        ---------
                                                                                                         102,725
                                                                                                        ---------
                       INDUSTRIAL & COMMERCIAL -- 1.3%
                       Ingersoll Rand Company, Ltd. ...............................       175,000          8,750
                                                                                                        ---------
                       MATERIALS -- 3.7%
                       Chemicals -- 1.0%
                       Millennium Chemicals, Inc. .................................       300,000          4,095
                       PPG Industries, Inc. .......................................        50,000          2,567

                       Forest Products & Paper -- 2.6%
                       Bowater, Inc. ..............................................       135,000          6,959
                       International Paper Co. ....................................       120,000          5,250
                       Sonoco Products Co. ........................................       100,000          2,765
                       Weyerhaeuser Co. ...........................................        50,000          3,091

                       Metals & Minerals -- 0.1%
                       Crown, Cork & Seal Co., Inc.+...............................       150,000            860
                                                                                                        ---------
                                                                                                          25,587
                                                                                                        ---------
                       MULTI-INDUSTRY -- 1.3%
                       Honeywell International, Inc. ..............................       245,000          9,339
                                                                                                        ---------
                       PAPER PRODUCTS -- 0.3%
                       Meadwestvaco Corp. .........................................        58,200          2,022
                                                                                                        ---------
                       REAL ESTATE -- 1.0%
                       Real Estate Investment Trusts
                       Boston Properties, Inc. ....................................       100,000          3,767
                       Equity Residential Properties Trust.........................       120,000          3,234
                                                                                                        ---------
                                                                                                           7,001
                                                                                                        ---------
                       SERVICES -- 26.2%
                       Broadcasting & Publishing -- 3.4%
                       AOL Time Warner, Inc.+......................................        60,000          1,488
                       Clear Channel Communications, Inc.+.........................        74,700          3,482
                       Dow Jones & Co., Inc. ......................................        60,000          3,349
                       Gannett Co., Inc. ..........................................        70,000          5,333
                       Viacom, Inc., Class B+......................................       215,000         10,008


---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Business & Public Services -- 8.3%
                       Allied Waste Industries, Inc.+..............................     1,075,000       $ 14,029
                       Avery Dennison Corp. .......................................        80,000          5,120
                       FedEx Corp.+................................................        60,000          3,472
                       Ikon Office Solutions, Inc. ................................       300,000          4,020
                       Interpublic Group Cos., Inc. ...............................       200,000          5,440
                       Pitney Bowes, Inc. .........................................       270,000         11,264
                       ServiceMaster Co. ..........................................       457,700          6,211
                       United Parcel Service, Inc., Class B........................        62,800          3,701
                       Yahoo!, Inc.+...............................................       281,100          4,065

                       Cellular & Paging -- 0.8%
                       AT&T Wireless Services, Inc.+...............................       209,170          2,111
                       Motorola, Inc. .............................................       200,000          2,600
                       Nextel Communications, Inc.+................................       200,000            998

                       Food Retail -- 0.7%
                       McDonald's Corp. ...........................................       180,000          4,698

                       Leisure & Tourism -- 0.9%
                       Louisiana Quinta Corp.+.....................................       125,000            825
                       MGM Mirage+.................................................       150,000          5,160

                       Merchandising -- 6.6%
                       Albertson's, Inc. ..........................................       340,000         10,288
                       Circuit City Stores, Inc. ..................................       345,000          6,169
                       Dollar General Corp. .......................................       250,000          3,688
                       Federated Department Stores, Inc.+..........................       100,000          4,191
                       Gap, Inc. ..................................................       450,000          5,386
                       Lowe's Cos., Inc. ..........................................       120,000          5,430
                       May Department Stores Co. ..................................       170,000          6,229
                       The Limited, Inc. ..........................................       250,000          4,502

                       Telecommunications -- 3.8%
                       AT&T Corp. .................................................       670,000         10,412
                       Ericsson L.M. Telecommunications Co., Class B ADR...........       350,000          1,477
                       Harris Corp. ...............................................        70,000          2,397
                       Nokia Corp. ADR.............................................       225,000          4,673
                       Qwest Communications International, Inc.+...................       125,000          1,087
                       SBC Communications, Inc. ...................................        40,000          1,514
                       Sprint Corp. ...............................................       120,000          1,691
                       Verizon Communications, Inc. ...............................        60,000          2,808

                       Transportation: Airlines -- 0.5%
                       Southwest Airlines Co. .....................................       150,000          3,166

                       Transportation: Rail & Road -- 1.2%
                       Burlington Northern Santa Fe Corp. .........................       205,300          5,958
                       Norfolk Southern Corp. .....................................        90,000          2,141
                                                                                                        ---------
                                                                                                         180,581
                                                                                                        ---------
                       OTHER COMMON STOCK -- 1.3%..................................                        9,510
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $555,650)..........................                      603,649
                                                                                                        ---------


                                                           ---------------------

                                                                                                          VALUE
                       PREFERRED STOCK -- 0.6%                                           SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 0.3%
                       Electrical & Electronics -- 0.3%
                       Lucent Technologies, Inc. Preferred Convertible 8.00%.......         2,300       $  2,335
                                                                                                        ---------
                       SERVICES -- 0.3%
                       Broadcasting & Publishing -- 0.3%
                       News Corp., Ltd. ADR........................................        80,000          1,739
                                                                                                        ---------
                       TOTAL PREFERRED STOCK (cost $3,314).........................                        4,074
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $558,965).................                      607,723
                                                                                                        ---------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 11.9%                                (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 8.3%
                       American Express Credit Corp. 1.78% due 4/2/02..............    $    3,300          3,295
                       Corporate Asset Funding Co., Inc. 1.71% due 3/19/02.........        11,700         11,690
                       Emerson Electric Co. 1.77% due 3/12/02......................         3,500          3,498
                       Estee Lauder Cos., Inc. 1.77% due 3/14/02...................         1,100          1,099
                       General Electric Capital Corp. 1.88% due 3/1/02.............         2,600          2,600
                       Kimberly-Clark Corp. 1.77% due 4/9/02.......................         7,600          7,585
                       Kraft Foods, Inc. 1.80% due 4/4/02..........................         4,400          4,393
                       Park Avenue Recreation Corp. 1.80% due 3/21/02..............         5,000          4,995
                       Three River Funding 1.80% due 3/4/02........................         4,400          4,399
                       Three River Funding 1.80% due 3/13/02.......................         4,700          4,697
                       Triple A One Funding Corp. 1.78% due 3/7/02.................         2,400          2,399
                       Triple A One Funding Corp. 1.79% due 4/1/02.................         3,000          2,996
                       Verizon Network Fund 1.77% due 4/16/02......................         3,600          3,592
                                                                                                        ---------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $57,238).............                       57,238
                                                                                                        ---------
                       U.S. GOVERNMENT & AGENCIES -- 3.6%
                       Federal Home Loan Bank Consolidated Discount Notes 1.60% due
                         3/6/02....................................................         3,500          3,499
                       Federal Home Loan Bank Consolidated Discount Notes 1.71% due
                         3/8/02....................................................           900            900
                       Federal Home Loan Mortgage Discount Notes 1.74% due
                         3/26/02...................................................         6,000          5,993
                       Federal Home Loan Mortgage Discount Notes 1.74% due
                         4/16/02...................................................         5,000          4,989
                       Federal Home Loan Mortgage Discount Notes 1.74% due
                         4/25/02...................................................         1,305          1,301
                       Federal National Mortgage Association Discount Notes 1.57%
                         due 4/17/02...............................................         3,200          3,194
                       Federal National Mortgage Association Discount Notes 1.72%
                         due 4/3/02................................................         2,400          2,396
                       Federal National Mortgage Association Discount Notes 1.76%
                         due 3/21/02...............................................         2,315          2,313
                                                                                                        ---------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $24,585).............                       24,585
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $81,823)..................                       81,823
                                                                                                        ---------


---------------------

                                                                                                                   VALUE
                                                                                                               (IN THOUSANDS)
                       ------------------------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS --
                         (cost $640,788)                                       99.9%                             $689,546
                       Other assets less liabilities --                         0.1                                   771
                                                                             -------                             ---------
                       NET ASSETS --                                          100.0%                             $690,317
                                                                             =======                             =========


              -----------------------------


              + Non-income producing security



              ADR - American Depository Receipt



                  Allocation of investments as a percentage of net assets by country as of February 28, 2002:




                         United States...............................................   97.7%
                         Canada......................................................    1.4
                         Sweden......................................................    0.5
                         United Kingdom..............................................    0.3
                                                                                       -----
                                                                                        99.9%
                                                                                       =====



                See Notes to Financial Statements.


                                                           ---------------------

   O

---------------------


    ANCHOR PATHWAY FUND


    ASSET ALLOCATION SERIES            INVESTMENT PORTFOLIO -- FEBRUARY 28, 2002



                                                                                                          VALUE
                       COMMON STOCK -- 67.7%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 13.1%
                       Aerospace & Military Technology -- 2.5%
                       Raytheon Co. ...............................................      25,000          $   967
                       United Technologies Corp. ..................................      20,000            1,459

                       Data Processing & Reproduction -- 4.6%
                       Autodesk, Inc. .............................................      50,000            2,209
                       Hewlett-Packard Co. ........................................      60,000            1,207
                       International Business Machines Corp. ......................      10,000              981

                       Electronic Components -- 0.3%
                       Corning, Inc. ..............................................      45,000              303

                       Electronic Instruments -- 0.2%
                       Agilent Technologies, Inc.+.................................       7,628              238

                       Energy Equipment -- 1.5%
                       Schlumberger, Ltd. .........................................      25,000            1,455

                       Industrial Components -- 4.0%
                       Genuine Parts Co. ..........................................      50,000            1,826
                       TRW, Inc. ..................................................      40,000            2,010
                                                                                                         --------
                                                                                                          12,655
                                                                                                         --------
                       CONSUMER GOODS -- 10.6%
                       Food & Household Products -- 3.0%
                       General Mills, Inc. ........................................      40,000            1,849
                       Sara Lee Corp. .............................................      50,000            1,046

                       Health & Personal Care -- 7.6%
                       AstraZeneca PLC.............................................      31,000            1,579
                       Bristol-Myers Squibb Co. ...................................      35,000            1,645
                       Pfizer, Inc. ...............................................      50,000            2,048
                       Pharmacia Corp. ............................................      25,000            1,026
                       Schering-Plough Corp. ......................................      30,000            1,035
                                                                                                         --------
                                                                                                          10,228
                                                                                                         --------
                       ENERGY -- 5.3%
                       Energy Sources -- 2.6%
                       ChevronTexaco Corp. ........................................      29,250            2,470

                       Utilities: Electric, Gas & Water -- 2.7%
                       American Electric Power Co., Inc. ..........................      24,000            1,052
                       Edison International+.......................................     100,000            1,580
                                                                                                         --------
                                                                                                           5,102
                                                                                                         --------
                       FINANCE -- 14.7%
                       Banking -- 4.3%
                       Bank of America Corp. ......................................      40,000            2,558
                       Bank One Corp. .............................................      45,000            1,613

                       Financial Services -- 6.2%
                       Citigroup, Inc. ............................................      40,000            1,810
                       Federal National Mortgage Association.......................      20,000            1,565
                       Household International, Inc. ..............................      50,000            2,575


---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 4.2%
                       Allmerica Financial Corp. ..................................      30,000          $ 1,304
                       Allstate Corp. .............................................      45,000            1,576
                       Aon Corp. ..................................................      35,000            1,212
                                                                                                         --------
                                                                                                          14,213
                                                                                                         --------
                       MATERIALS -- 2.6%
                       Forest Products & Paper -- 1.3%
                       Weyerhaeuser Co. ...........................................      20,000            1,236

                       Metals: Non-ferrous -- 1.3%
                       Alcoa, Inc. ................................................      35,000            1,315
                                                                                                         --------
                                                                                                           2,551
                                                                                                         --------
                       MULTI-INDUSTRY -- 3.2%
                       Dover Corp. ................................................      30,000            1,187
                       Honeywell International, Inc. ..............................      50,000            1,906
                                                                                                         --------
                                                                                                           3,093
                                                                                                         --------
                       SERVICES -- 18.1%
                       Broadcasting & Publishing -- 1.4%
                       New York Times Co., Class A.................................      30,000            1,317

                       Business & Public Services -- 3.2%
                       Pitney Bowes, Inc. .........................................      75,000            3,129

                       Cellular & Paging -- 0.3%
                       AT&T Wireless Services, Inc.+...............................      21,100              213
                       Nextel Communications, Inc.+................................       7,133               36

                       Leisure & Tourism -- 1.7%
                       Carnival Corp., Class A.....................................      60,000            1,638

                       Merchandising -- 6.2%
                       Albertson's, Inc. ..........................................      40,000            1,210
                       May Department Stores Co. ..................................      50,000            1,832
                       Penney (J.C.) Co., Inc. ....................................      25,000              489
                       Walgreen Co. ...............................................      60,000            2,414

                       Telecommunications -- 4.8%
                       AT&T Corp. .................................................      75,000            1,165
                       CenturyTel, Inc. ...........................................      45,000            1,494
                       Nokia Corp. ADR.............................................      80,000            1,662
                       Sprint Corp. ...............................................      25,000              352

                       Transportation: Rail & Road -- 0.5%
                       Burlington Northern Santa Fe Corp. .........................      17,600              511
                                                                                                         --------
                                                                                                          17,462
                                                                                                         --------
                       OTHER COMMON STOCK -- 0.1%..................................                           94
                                                                                                         --------
                       TOTAL COMMON STOCK (cost $56,063)...........................                       65,398
                                                                                                         --------


                                                           ---------------------

                                                                                                          VALUE
                       PREFERRED STOCK -- 0.8%                                           SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 0.3%
                       Banking
                       NB Capital Corp. 8.35%......................................      10,000          $   266
                       SERVICES -- 0.5%
                       Broadcasting & Publishing
                       Adelphia Communications Corp., Series B 13.00% Note*........       5,000              532
                                                                                                         --------
                       TOTAL PREFERRED STOCK (cost $824)...........................                          798
                                                                                                         --------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       BONDS & NOTES -- 27.5%                                        (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE BONDS -- 10.5%
                       Asset-Backed Securities -- 0.3%
                       PP&L Transition Bond Co., LLC Series 1999-1, Class A7 7.05%
                         2009......................................................     $   250              273

                       Broadcasting & Publishing -- 1.8%
                       British Sky Broadcasting 8.20% 2009.........................         500              513
                       Time Warner, Inc. 9.13% 2013................................       1,000            1,174

                       Cellular & Paging -- 0.9%
                       Nextel Communications, Inc. 9.95% 2008@.....................       1,500              855

                       Finance -- 3.7%
                       Capital One Financial Corp. 7.13% 2008......................         500              446
                       Chevy Chase Savings Bank 9.25% 2008.........................         500              505
                       Ford Motor Credit Co. 5.80% 2009............................         500              464
                       Fuji JGB Investment Preferred LLC Series A 9.87% 2008(1)#...         250              204
                       GS Escrow Corp. 7.13% 2005..................................         500              502
                       IBJ Preferred Capital Co., LLC 8.79% 2008#(1)...............         500              388
                       Jet Equipment Trust, Class B 7.83% 2012#*...................         410              353
                       Socgen Real Estate Co. LLC, Series A 7.64% 2007#(1).........         500              524
                       Tokai Preferred Capital Co., LLC 9.98% 2008#(1).............         250              206

                       Industrial -- 1.8%
                       Conoco, Inc. 6.35% 2009.....................................         250              257
                       Equistar Chemicals LP Corp. 8.75% 2009......................         500              461
                       Freeport-McMoRan Copper & Gold, Inc. 7.20% 2026.............         500              455
                       Gruma SA de CV 7.63% 2007...................................         250              239
                       Inco, Ltd. 9.60% 2022.......................................         350              364

                       Merchandising -- 0.8%
                       Penney (J.C.) Co., Inc. 6.88% 2015..........................       1,000              790

                       Recreation & Other Consumer Products -- 0.4%
                       Royal Caribbean Cruises, Ltd. 7.00% 2007....................         500              415

                       Transportation -- 0.8%
                       Delta Air Lines, Inc., Series 93 Class A2 10.50% 2016.......         500              397
                       United Airlines Pass Through Trust, Series 1996, Class A2
                         7.87% 2019................................................         500              364
                                                                                                         --------
                                                                                                          10,149
                                                                                                         --------
                       MATERIALS -- 1.0%
                       Business Services -- 0.5%
                       Allied Waste NA, Inc., Series B 10.00% 2009.................         500              509

                       Forest Products & Paper -- 0.5%
                       Container Corp. of America 9.75% 2003.......................         500              505
                                                                                                         --------
                                                                                                           1,014
                                                                                                         --------


---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 1.2%
                       Broadcasting & Publishing -- 0.6%
                       Charter Communications Holdings LLC 9.92% 2011@.............     $   750          $   518

                       Cellular & Paging -- 0.1%
                       Leap Wireless International, Inc. 14.50% 2010 @.............         500              100

                       Leisure & Tourism -- 0.5%
                       Horseshoe Gaming Holdings, Series B 8.63% 2009..............         500              516
                                                                                                         --------
                                                                                                           1,134
                                                                                                         --------
                       UNITED STATES GOVERNMENT & AGENCIES -- 0.1%
                       U.S. Government & Agencies -- 0.1%
                       Government National Mortgage Association 8.50% 2029.........          71               76
                                                                                                         --------

                       UNITED STATES TREASURY -- 14.7%
                       United States Treasury Bonds 3.63% 2002*....................       2,207            2,472
                       United States Treasury Bonds 7.25% 2016.....................       2,000            2,349
                       United States Treasury Bonds 7.50% 2016.....................       2,000            2,404
                       United States Treasury Bonds 8.75% 2008.....................       2,500            2,737
                       United States Treasury Notes 6.50% 2002.....................       1,000            1,012
                       United States Treasury Notes 6.63% 2007.....................       1,000            1,104
                       United States Treasury Notes 7.25% 2004.....................       2,000            2,172
                                                                                                         --------
                                                                                                          14,250
                                                                                                         --------
                       TOTAL BONDS & NOTES (cost $27,226)..........................                       26,623
                                                                                                         --------
                       WARRANTS -- 0.0%                                                  SHARES
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.0%
                       Cellular & Paging -- 0.0%
                       Leap Wireless International, Inc. 4/15/10# (cost $80).......         500                1
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $84,193)..................                       92,820
                                                                                                         --------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 1.4%                                 (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 1.4%
                       General Electric Capital Corp. 1.88% due 3/1/02 (cost
                         $1,300)...................................................     $ 1,300            1,300
                                                                                                         --------



                       TOTAL INVESTMENTS -- (cost $85,493)                       97.4%                   $94,120
                       Other assets less liabilities --                           2.6                      2,553
                                                                               -------                   --------
                       NET ASSETS --                                            100.0%                   $96,673
                                                                               =======                   ========


              -----------------------------


              @ Security is a "step up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.



              +  Non-income producing security



              *  Fair valued security; See Note 2



              # Securities exempt from registration under rule 144A of the
                Securities Act of 1993. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.



              ADR - American Depositary Receipt



              (1)Variable rate security; rate as of February 28, 2002


              See Notes to Financial Statements.

                                                           ---------------------

   O

---------------------

    ANCHOR PATHWAY FUND

    HIGH YIELD BOND SERIES             INVESTMENT PORTFOLIO -- FEBRUARY 28, 2002



                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES -- 90.9%                                        (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 7.1%



                       Electronic Components -- 3.9%
                       Flextronics International, Ltd. 8.75% 2007..................      $   125         $   127
                       LSI Logic Corp. 4.00% 2005..................................           70              61
                       Solectron Corp. zero coupon 2020............................        1,250             537
                       Solectron Corp. 9.63% 2009..................................          750             750
                       Ucar Finance, Inc. 10.25% 2012#.............................          500             514
                       Energy Equipment -- 1.2%
                       Amkor Technology, Inc. 9.25% 2008...........................          250             232
                       Fairchild Semiconductor Corp. 10.50% 2009...................          250             270
                       Transwitch Corp. 4.50% 2005.................................           37              24
                       Triquint Semiconductor, Inc. 4.00% 2007.....................           50              37
                       Vitesse Semiconductor Corp. 4.00% 2005......................           40              31
                       Industrial Components -- 0.2%
                       Arvinmeritor, Inc. 8.75% 2012...............................          125             128
                       Machinery & Engineering -- 1.8%
                       Agco Corp. 8.50% 2006.......................................          250             250
                       Terex Corp. New 9.25% 2011..................................          375             386
                       Terex Corp. New 10.38% 2011.................................          250             269
                                                                                                         --------
                                                                                                           3,616
                                                                                                         --------
                       CONSUMER GOODS -- 3.3%
                       Appliances & Household Durables -- 0.8%
                       Salton, Inc. 10.75% 2005....................................          425             428
                       Drugs & Cosmetics -- 0.0%
                       Rite Aid Corp. 6.88% 2028#..................................           25              14
                       Food & Household Products -- 1.1%
                       Playtex Products, Inc. 9.38% 2011...........................          500             530
                       Health & Personal Care -- 0.0%
                       Mariner Health Group, Inc. 9.50% 2006*(1)...................          610              19
                       Textiles & Apparels -- 1.4%
                       Levi Strauss & Co. 6.80% 2003...............................          750             703
                                                                                                         --------
                                                                                                           1,694
                                                                                                         --------
                       CONSUMER SERVICES -- 3.2%
                       Food & Beverage -- 0.5%
                       Constellation Brands, Inc. 8.13% 2012.......................          250             257
                       Retail -- 2.7%
                       DR Structured Finance Corp. 9.35% 2019*.....................          500             275
                       Kmart Corp. 9.78% 2020(1)...................................          250             130
                       Penney (J.C.) Co., Inc. 8.25% 2022..........................          250             208
                       Petco Animal Supplies, Inc. 10.75% 2011.....................          125             132
                       Rite Aid Corp. 6.88% 2013...................................          150              83
                       Rite Aid Corp. 7.13% 2007...................................           50              33
                       Rite Aid Corp. 7.70% 2027...................................          850             476
                       Saks, Inc. 7.38% 2019.......................................           50              37
                                                                                                         --------
                                                                                                           1,631
                                                                                                         --------


---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ENERGY -- 2.4%
                       Utilities: Electric, Gas & Water -- 2.4%
                       AES Corp. 9.50% 2009........................................      $   475         $   323
                       Edison Mission Energy 7.73% 2009............................          125             110
                       Mission Energy Holding Co. 13.50% 2008......................          750             776
                                                                                                         --------
                                                                                                           1,209
                                                                                                         --------
                       FINANCE -- 0.4%
                       Fuji JGB Investment Preferred LLC Series A 9.78% 2008#(2)...          250             204
                                                                                                         --------
                       MATERIALS -- 9.9%
                       Business Services -- 3.0%
                       Allied Waste North America, Inc., Series B 10.00% 2009......          975             992
                       Allied Waste North America, Inc. 8.50% 2008.................          125             128
                       Allied Waste North America, Inc. 8.88% 2008.................          375             387
                       Chemicals -- 0.0%
                       Key Plastics, Inc. 10.25% 2007(1)*..........................        1,000              12
                       Forest Products & Paper -- 5.9%
                       Container Corp. of America 9.75% 2003.......................        1,250           1,262
                       Georgia Pacific Corp. 8.13% 2011............................          750             709
                       Kappa Beheer NV 10.63% 2009.................................      EUR 250             232
                       Potlatch Corp. 10.00% 2011..................................          250             263
                       Riverwood International Corp. 10.88% 2008...................          250             259
                       Stone Container Corp. 9.75% 2011............................          250             274
                       Metals: Steel -- 0.5%
                       Allegheny Technologies, Inc. 8.38% 2011.....................          250             259
                       Metals & Minerals -- 0.5%
                       Kaiser Aluminum & Chemical Corp. 12.75% 2003(1).............        1,000             230
                                                                                                         --------
                                                                                                           5,007
                                                                                                         --------
                       MULTI-INDUSTRY -- 0.5%
                       Multi-industry
                       Tekni Plex, Inc. 12.75% 2010................................          250             256
                                                                                                         --------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.3%
                       Foreign Government
                       Argentina Republic Of 12.00% 2031...........................          296              89
                       United Mexican States 8.30% 2031*...........................          180             186
                       United Mexican States 11.38% 2016...........................          313             405
                                                                                                         --------
                                                                                                             680
                                                                                                         --------
                       REAL ESTATE -- 0.5%
                       HMH Properties, Inc. 7.88% 2005.............................          250             247
                                                                                                         --------
                       SERVICES -- 56.7%
                       Broadcasting & Publishing -- 18.4%
                       Adelphia Communications Corp. 10.88% 2010...................           50              53
                       American Media Operations, Inc. 10.25% 2009.................           75              77
                       Carmike Cinemas, Inc. 10.38% 2009...........................          100              88
                       Charter Communications Holdings 10.00% 2009.................          500             483
                       Charter Communications Holdings 11.13% 2011.................          250             254
                       Charter Communications Holdings 12.13% 2012.................          250             136
                       Charter Communications Holdings LLC 9.92% 2011@.............          500             345
                       Comcast UK Cable Partners, Ltd. 11.20% 2007.................          240             194
                       Echostar DBS Corp. 9.13% 2009...............................          250             253


                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Broadcasting & Publishing (continued)
                       Fox Family Worldwide, Inc. 10.25% 2007@.....................      $   250         $   272
                       Fox Family Worldwide, Inc. 9.25% 2007.......................          285             305
                       Fox Liberty Networks LLC 9.75% 2007@........................          575             586
                       Fox Liberty Networks LLC 8.88% 2007.........................        1,000           1,050
                       Frontiervision Operating Partners LP 11.00% 2006............          150             156
                       STC Broadcasting, Inc. 11.00% 2007..........................        1,250           1,294
                       Sun Media Corp. 9.50% 2007..................................        1,475           1,505
                       Telemundo Holdings, Inc. 11.50% 2008........................        1,000             925
                       Transwestern Publishing Co. LP 9.63% 2007...................          750             784
                       Young Broadcasting, Inc. 8.75% 2007.........................          375             367
                       Young Broadcasting, Inc. 10.00% 2011........................          250             251
                       Business & Public Services -- 3.9%
                       HCA, Inc. 6.91% 2005........................................          375             392
                       Printpack, Inc. 10.63% 2006.................................        1,500           1,575
                       Business Services -- 2.8%
                       Iron Mountain, Inc. 8.75% 2009..............................          500             520
                       Stericycle, Inc. 12.38% 2009................................          325             383
                       Waste Management, Inc. Delaware 7.38% 2010..................          500             509
                       Cellular & Paging -- 9.4%
                       AirGate PCS, Inc. 13.50% 2009@..............................          460             258
                       American Cellular Corp. 9.50% 2009..........................          250             195
                       American Tower Corp. 9.38% 2009.............................          625             425
                       Centennial Cellular Operating Co. 10.75% 2008...............          500             265
                       Leap Wireless International, Inc. 14.50% 2010@..............          250              50
                       Leap Wireless International, Inc. 12.50% 2010...............          750             390
                       Nextel Communications, Inc. 9.75% 2007@.....................        1,250             712
                       Nextel Partners, Inc. 14.00% 2009@..........................        1,075             484
                       Nextel Partners, Inc. 11.00% 2010...........................          250             147
                       PTC International Finance BV 10.75% 2007@...................        1,000             960
                       TeleCorp PCS, Inc. 10.63% 2010..............................          250             283
                       Voicestream Wireless Corp. 10.38% 2009......................          524             600
                       Leisure & Tourism -- 12.2%
                       Argosy Gaming Co. 10.75% 2009...............................          250             277
                       Boyd Gaming Corp. 9.25% 2003................................          250             258
                       Boyd Gaming Corp. 9.25% 2009................................          250             262
                       Boyd Gaming Corp. 9.50% 2007................................          250             257
                       Cinemark Usa, Inc. 9.63% 2008...............................          300             287
                       Eldorado Resorts LLC 10.50% 2006............................          250             248
                       Florida Panthers Holdings, Inc. 9.88% 2009..................          750             793
                       Hollywood Casino Corp. 11.25% 2007..........................          250             276
                       Horseshoe Gaming Holdings, Series B 8.63% 2009..............          750             774
                       International Game Technology 8.38% 2009....................          250             271
                       Jupiters, Ltd. 8.50% 2006...................................          500             510
                       KSL Recreation Group, Inc. 10.25% 2007......................          500             484
                       Mirage Resorts, Inc. 6.75% 2008.............................          250             239
                       Premier Parks, Inc. 10.00% 2008@............................          250             233
                       Premier Parks, Inc. 9.75% 2007..............................          250             258
                       Sbarro, Inc. 11.00% 2009....................................          250             253
                       Six Flags, Inc. 8.88% 2010..................................          250             249
                       Six Flags, Inc. 9.50% 2009#.................................          250             255
                       Telecommunications -- 8.5%
                       CenturyTel, Inc. 8.38% 2010.................................          250             263
                       CFW Commerce Co. 13.00% 2010................................          250             163
                       Crown Castle International Corp. 10.63% 2007@(3)............        1,000             760
                       Crown Castle International Corp. 11.25% 2011@(3)............          500             250


---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Telecommunications (continued)
                       Dobson Communications Corp. 10.88% 2010.....................      $   250         $   222
                       Leap Cricket International, Inc. 8.50% 2007*................           60              41
                       Motorola, Inc. 5.22% 2097...................................           50              30
                       Motorola, Inc. 6.50% 2028...................................           50              38
                       Motorola, Inc. 7.50% 2025...................................           50              44
                       Motorola, Inc. 8.00% 2011...................................          125             123
                       Nextel Partners, Inc. 12.50% 2009...........................          125              78
                       PCCW-HKTC Cap, Ltd 7.75% 2011...............................          250             252
                       Qwest Capital Funding, Inc. 7.25% 2011......................          125             111
                       Qwest Capital Funding, Inc. 7.75% 2006......................          250             234
                       Qwest Capital Funding, Inc. 7.90% 2010......................          125             117
                       SBA Communications Corp. 10.25% 2009........................        1,250             712
                       Spectrasite Holdings, Inc. 10.75% 2010......................          250             115
                       Spectrasite Holdings, Inc. 11.25% 2009@.....................          500             125
                       Spectrasite Holdings, Inc. 12.00% 2008@.....................          750             245
                       Spectrasite Holdings, Inc. 12.50% 2010......................          250             117
                       Spectrasite Holdings, Inc. 12.88% 2010@.....................          500             105
                       Sprint Capital Corp. 6.00% 2007.............................          120             111
                       Sprint Capital Corp. 7.63% 2011.............................           10              10
                       Telewest Communication 11.25% 2008..........................          125              73
                       Transportation -- 1.3%
                       Teekay Shipping Corp. 8.88% 2011............................          625             647
                       Transportation: Airlines -- 0.2%
                       Northwest Airlines, Inc. 8.52% 2004.........................          125             116
                                                                                                         --------
                                                                                                          28,812
                                                                                                         --------
                       UNITED STATES TREASURY -- 5.5%
                       U.S. Treasury Notes
                       United States Treasury Notes 5.75% 2005.....................        2,610           2,774
                                                                                                         --------
                       UTILITIES -- 0.1%
                       Telephone
                       Telewest PLC 11.00% 2007....................................          125              71
                                                                                                         --------
                       TOTAL BOND & NOTES (cost $52,079)...........................                       46,201
                                                                                                         --------

                       COMMON STOCK -- 0.2%                                              SHARES
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 0.2%
                       Banking
                       Wilshire Financial Services Group, Inc.+ (cost $531)........       51,465             121
                                                                                                         --------

                       PREFERRED STOCK -- 3.3%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 3.3%
                       Broadcasting & Publishing -- 1.7%
                       Cumulus Media, Inc. Notes Callable 13.75% 7/1/03*(4)........          811             872
                       Telecommunications -- 1.6%
                       Dobson Communications Corp. 12.25%*(4)......................        1,006             825
                                                                                                         --------
                       TOTAL PREFERRED STOCK (cost $1,394).........................                        1,697
                                                                                                         --------



                                                           ---------------------

                                                                                                          VALUE
                       WARRANTS+ -- 0.0%                                                 SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.0%
                       Cellular & Paging -- 0.0%
                       Leap Wireless International, Inc. 4/15/10#*.................          275         $     0

                       Telecommunications -- 0.0%
                       McCaw International, Ltd. 04/15/07*.........................        1,000               0
                       Ntelos, Inc. 8/15/10#*......................................          250               0
                       NTL, Inc. 10/14/08*#........................................          712               0
                                                                                                         --------
                                                                                                               0
                                                                                                         --------
                       TOTAL WARRANTS (cost $65)...................................                            0
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $54,069)..................                       48,019
                                                                                                         --------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 2.6%                                 (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 0.7%
                       General Electric Capital Corp. 1.88% due 3/1/02 (cost
                         $370).....................................................      $   370         $   370
                                                                                                         --------
                       U.S. GOVERNMENT & AGENCIES -- 1.9%
                       Federal Home Loan Bank Consolidated Discount Notes 1.70% due
                         3/8/02                                                              206             206
                       Federal Home Loan Bank Consolidated Discount Notes 1.71% due
                         3/22/02                                                             758             757
                                                                                                         --------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $963)................                          963
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $1,333)...................                        1,333
                                                                                                         --------



                       TOTAL INVESTMENTS --
                         (cost $55,402)                                       97.0%                      $49,352
                       Other assets less liabilities --                        3.0                         1,503
                                                                            -------                      --------
                       NET ASSETS --                                         100.0%                      $50,855
                                                                            =======                      ========


              -----------------------------


              +   Non income producing security



              *  Fair valued security; See Note 2



              # Securities exempt from registration under rule 144A of the
                Securities Act of 1993. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.



              @ Security is a "step up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.



              (1)Bond in default



              (2)Variable rate security; rate as of February 28, 2002



              (3)Security represents an investment in an affiliated company



              (4)PIK ("Payment-in-Kind") payment made with additional shares in lieu of cash


---------------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------
                                        GROSS UNREALIZED
 CONTRACT          IN        DELIVERY     DEPRECIATION
TO DELIVER    EXCHANGE FOR     DATE      (IN THOUSANDS)
--------------------------------------------------------
EUR  214,000  USD  184,610   05/31/02         ($1)
                                              ----
Net unrealized ......................
                                              ($1)
                                              ====



------------

USD  -    United States Dollar
EUR  -    Euro



See Notes to Financial Statements.


                                                           ---------------------

   O

---------------------

    ANCHOR PATHWAY FUND

    U.S. GOVERNMENT/


    AAA-RATED SECURITIES SERIES        INVESTMENT PORTFOLIO -- FEBRUARY 28, 2002



                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES -- 93.6%                                        (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ASSET-BACKED SECURITIES -- 17.4%
                       Chilquinta Energia Finance Co. LLC 6.47% 2008...............      $  250          $   252
                       Coast To Coast Motor Vehicle Owner Trust 7.33% 2006.........         250              262
                       GRCT Consumer Loan Trust 6.25% 2020*........................         250              258
                       Green Tree Financial Corp. 6.74% 2031.......................         400              391
                       Green Tree Financial Corp. 7.14% 2029.......................         499              534
                       Illinois Power Special Purpose Trust, Series 1998-1, Class
                         A7 5.65% 2010.............................................         500              514
                       Nomura Asset Securities, Series 1998-D6, Class A1A 6.28%
                         2002......................................................       2,006            2,099
                       NPF XII, Inc., Series 1999-2, Class A+# 7.05% 2003..........       1,125            1,140
                       Peco Energy Transport Trust, Series 1999-A, Class A7 6.13%
                         2009......................................................         750              787
                       PF Export Receivables Master Trust 6.60% 2011*..............         250              259
                       PP&L Transition Bond Co., LLC, Series 1999-1, Class A8 7.15%
                         2009......................................................         725              801
                       Security National Mortgage Loan Trust, Series 2000-1, Class
                         A2 8.75% 2024#*...........................................         300              314
                       Structured Asset Securities Corp., Series 1998-RF1, Class 1
                         8.53% 2002(1)#............................................         447              472
                       Structured Asset Securities Corp., Series 1998-RF2, Class A
                         8.53% 2002(1)#............................................         736              772
                       Structured Asset Securities Corp., Series 1999-RF1, Class A
                         7.86% 2028(1)#............................................         458              479
                       Systems 2001 Asset Trust 6.66% 2013#........................         479              494
                       Team Fleet Financing Corp. Delaware 3.01% 2002*.............         250              250
                       U.S. Airways 7.08% 2022.....................................         125              122
                                                                                                         --------
                                                                                                          10,200
                                                                                                         --------
                       CONSUMER GOODS & SERVICES -- 1.0%
                       Rowan Cos., Inc. 5.88% 2012.................................         573              582
                                                                                                         --------
                       FEDERAL AGENCY OBLIGATIONS -- 46.4%
                       Federal Home Loan Mortgage Corp. 4.88% 2004.................         750              773
                       Federal Home Loan Mortgage Corp. 6.75% 2031.................         500              537
                       Federal Home Loan Mortgage Corp. 7.00% 2015.................         151              158
                       Federal Home Loan Mortgage Corp. 7.20% 2006.................       1,003            1,072
                       Federal Home Loan Mortgage Corp. 8.00% 2012 - 2017..........         228              241
                       Federal Home Loan Mortgage Corp. 11.88% 2013................           4                4
                       Federal Home Loan Mortgage Corp. 12.50% 2013................          31               35
                       Federal Home Loan Mortgage Corp. 6.00% 2032.................         499              497
                       Federal National Mortgage Association 11.47% 2031...........         416              460
                       Federal National Mortgage Association 5.50% 2016 - 2017.....         740              737
                       Federal National Mortgage Association 6.00% 2013 - 2016.....         659              670
                       Federal National Mortgage Association 6.25% 2029............         175              176
                       Federal National Mortgage Association 6.50% 2011 - 2099.....       2,460            2,527
                       Federal National Mortgage Association 6.85% 2026............       1,489            1,458
                       Federal National Mortgage Association 7.00% 2031 - 2041*....         788              811
                       Federal National Mortgage Association 7.25% 2030............         725              826
                       Federal National Mortgage Association 7.50% 2031............         290              302
                       Federal National Mortgage Association 10.00% 2025...........         693              790
                       Government National Mortgage Association 6.00%
                         2029 - 2031...............................................       1,331            1,332
                       Government National Mortgage Association 6.50%
                         2023 - 2028...............................................       3,261            3,331
                       Government National Mortgage Association 7.00%
                         2023 - 2029...............................................       2,306            2,391
                       Government National Mortgage Association 7.50%
                         2022 - 2031...............................................       2,520            2,648
                       Government National Mortgage Association 7.50% - TBA........         500              523
                       Government National Mortgage Association 8.00%
                         2017 - 2031...............................................       1,727            1,837


---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS (continued)
                       Government National Mortgage Association 8.50% 2016.........      $   81          $    88
                       Government National Mortgage Association 9.50% 2009.........       1,219            1,344
                       Small Business Administration 5.76% 2021....................         200              199
                       Small Business Administration 6.44% 2021....................       1,010            1,044
                       Small Business Administration 6.63% 2021....................         271              283
                                                                                                         --------
                                                                                                          27,094
                                                                                                         --------
                       MORTGAGE-RELATED SECURITIES -- 13.3%
                       Banc Of America Commerce Mortgage, Inc. 6.50% 2036*.........         200              209
                       Chase Commercial Mortgage Securities Corp., Series 1998-2,
                         Class A2 6.39%............................................         250              261
                       Chase Commercial Mortgage Securities Corp., Series 2001-1,
                         Class A1 7.66%............................................       1,154            1,254
                       Chase Manhattan Bank First Union National 7.44% 2031........       1,250            1,367
                       Chase Mortgage Finance Trust 3.49% 2006*....................         200              200
                       GGP Mall Properties Trust 5.01% 2011*.......................         125              122
                       GMAC Commercial Mortgage Security, Inc., Series 1997-C1,
                         Class A3 6.87% 2029.......................................         250              265
                       Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,
                         Class A3 7.07% 2002(1)++..................................         446              467
                       Morgan (J.P.) Commercial Mortgage Finance Corp., Series
                         1995-C1, Class A2 8.67% 1/15/2008.........................          87               88
                       Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A2
                         6.48% 2030................................................         500              524
                       Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A2
                         6.53% 2031................................................         750              787
                       Mortgage Capital Funding, Inc., Series 1998-MC1, Class A1
                         6.42% 2030(2).............................................       1,025            1,073
                       Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC
                         5.40% 2002#(1)............................................         681              656
                       Residential Funding Mortgage Securities II, Series 2001-HS2,
                         Class A4 6.43% 2016.......................................         175              181
                       Residential Funding Mortgage Securities II, Series 2001-HS2,
                         Class AI4 6.09% 2015......................................         300              309
                                                                                                         --------
                                                                                                           7,763
                                                                                                         --------
                       MUNICIPAL BONDS -- 1.3%
                       Chicago Illinois Public Building Commission Special 7.13%
                         2010......................................................         250              275
                       Puerto Rico Public Finance Corp., Series 1999-1, Class A
                         6.15% 2008................................................         494              512
                                                                                                         --------
                                                                                                             787
                                                                                                         --------
                       UNITED STATES TREASURY -- 14.2%
                       United States Treasury Bond 7.88% 2021......................         500              633
                       United States Treasury Bond 8.88% 2017......................       1,050            1,417
                       United States Treasury Notes 3.00% 2004.....................       2,600            2,600
                       United States Treasury Notes 3.38% 2007*....................         558              638
                       United States Treasury Notes 4.25% 2003.....................       2,400            2,454
                       United States Treasury Notes 5.75% 2003.....................         550              575
                                                                                                         --------
                                                                                                           8,317
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost: $53,455).................                       54,743
                                                                                                         --------
                       CORPORATE SHORT-TERM NOTES -- 8.6%
                       Estee Lauder Cos., Inc. 1.77% due 3/01/02...................       1,000            1,000
                       General Electric Capital Corp. 1.88% due 3/01/02............         530              530
                       Golden Peanut Co. 1.76% due 3/19/02.........................       1,005            1,004
                       IBM Credit Corp. 1.80% due 3/04/02..........................         991              991
                       Eli Lilly & Co. 1.57% due 3/08/02...........................         600              600
                       Triple A One Funding Corp. 1.78% due 3/07/02................         900              900
                                                                                         ------          --------
                       TOTAL SHORT TERM SECURITIES (cost: $5,025)..................                        5,025
                                                                                                         --------


                                                           ---------------------

                                                                                                                     VALUE
                                                                                                                 (IN THOUSANDS)
                       --------------------------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS --
                         (cost: $58,480)                                       102.2%                               $ 59,768
                       Liabilities in excess of other assets --                (2.2)                                  (1,282)
                                                                               -----                                --------
                       NET ASSETS --                                           100.0%                               $ 58,486
                                                                               =====                                ========


              -----------------------------


              *  Fair valued security; See Note 2



              # Securities exempt from registration under rule 144A of the
                Securities Act of 1993. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.



              (1)Variable rate security; rate as of February 28, 2002



              (2)Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.



              TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.


              See Notes to Financial Statements.

---------------------

   O

---------------------


    ANCHOR PATHWAY FUND

    CASH MANAGEMENT SERIES             INVESTMENT PORTFOLIO -- FEBRUARY 28, 2002


                                     SHORT-TERM SECURITIES -- 100.0%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 58.4%
                       Abbott Laboratories, Inc. 1.77% due 4/2/02..................      $1,800          $ 1,797
                       Alcoa, Inc. 1.75% due 3/4/02................................       1,400            1,400
                       American Express Credit Corp. 1.76% due 3/5/02..............       1,750            1,750
                       Ciesco L.P. 1.79% due 4/4/02................................       1,500            1,497
                       Colgate-Palmolive Co. 1.77% due 3/18/02.....................       1,000              999
                       Eli Lilly & Co. 1.57% due 3/4/02............................       1,300            1,300
                       Emerson Electric Co. 1.70% due 3/12/02......................       1,000              999
                       Estee Lauder Cos., Inc. 1.78% due 4/19/02...................         300              299
                       Gannett Co, Inc. 1.77% due 3/7/02...........................       1,600            1,600
                       Kimberly-Clark Corp. 1.77% due 3/14/02......................       1,600            1,599
                       Kraft Foods, Inc. 1.73% due 4/8/02..........................       1,100            1,098
                       Kraft Foods, Inc. 1.77% due 4/5/02..........................         235              235
                       Merck & Co., Inc. 1.74% due 3/1/02..........................       1,500            1,500
                       Minnesota Mining & Manufacturing Co. 1.73% due 3/20/02......       1,100            1,099
                       Motiva Enterprises LLC 1.67% due 3/11/02....................       1,400            1,399
                       New Center Asset 1.82% due 4/16/02..........................       1,600            1,596
                       Procter & Gamble Co. 1.77% due 4/12/02......................       1,300            1,297
                       SBC Communications, Inc. 1.75% due 4/9/02...................         500              499
                       SBC International, Inc. 1.77% due 4/16/02...................       1,000              998
                       Schering Corp. 1.70% due 3/5/02.............................       1,300            1,300
                       Triple A One Funding Corporation 1.79% due 3/6/02...........         500              500
                       United Parcel Service 1.74% due 3/28/02.....................       1,200            1,198
                       Verizon Network Fund 1.78% due 3/22/02......................       1,400            1,399
                       Wells Fargo And Co. 1.78% due 4/15/02.......................         600              599
                       Wells Fargo And Co. 1.79% due 4/1/02........................         725              724
                                                                                                         --------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $28,681).............                       28,681
                                                                                                         --------
                       FEDERAL AGENCY OBLIGATIONS -- 41.6%
                       Federal Home Loan Bank Consolidated Discount Notes 1.73% due
                         4/19/02...................................................       4,900            4,888
                       Federal Home Loan Mortgage Discount Notes 1.74% due
                         4/2/02....................................................       3,500            3,494
                       Federal Home Loan Mortgage Discount Notes 1.75% due
                         4/23/02...................................................       1,300            1,297
                       Federal Home Loan Bank Consolidated Discount Notes 1.57%
                         3/15/02...................................................      $  700          $   700
                       Federal Home Loan Mortgage Discount Notes 1.68% 3/05/02.....       1,000            1,000
                       Federal Home Loan Mortgage Discount Notes 1.68% 3/19/02.....       2,600            2,598
                       Federal Home Loan Mortgage Discount Notes 1.71% 3/26/02.....       1,500            1,498
                       Federal National Mortgage Association Discount Notes 1.60%
                         3/14/02...................................................         700              699
                       Federal National Mortgage Association Discount Notes 1.73%
                         3/14/02...................................................         391              391
                       Federal National Mortgage Association Discount Notes 1.71%
                         due 3/8/02................................................       3,600            3,599
                       United States Treasury Bills 1.72% due 3/21/02..............         300              300
                                                                                                         --------
                       TOTAL FEDERAL AGENCY OBLIGATIONS (cost $20,464).............                       20,464
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $49,145)..................                       49,145
                                                                                                         --------


                                                           ---------------------

                                                                                                                   VALUE
                           SHORT-TERM SECURITIES (CONTINUED)                                                   (IN THOUSANDS)
                       ------------------------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS --
                         (cost $49,145)                                 100.0%                                    $49,145
                       Liabilities in excess of other assets --           0.0                                         (15)
                                                                       -------                                    --------
                       NET ASSETS --                                    100.0%                                    $49,130
                                                                       =======                                    ========


              -----------------------------

              See Notes to Financial Statements.

---------------------

   O

---------------------


    ANCHOR PATHWAY FUND

    STATEMENT OF ASSETS AND LIABILITIES
    FEBRUARY 28, 2002

    (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)


                                                                                                                        US
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*..........  $630,033     $123,271        $607,723       $92,820      $48,019       $54,743
   Short-term securities*....................    56,160       16,952          81,823         1,300        1,333         5,025
   Cash......................................         9           26             --             58          113             7
   Foreign cash..............................       786        3,069             --            --           --            --
   Receivables for --
     Fund shares sold........................        36           14              29             9           15           --
     Dividends and accrued interest..........       254          295           1,351           644          983           394
     Sales of investments....................     1,692          --            3,580         1,941          871           --
   Prepaid expenses..........................         6            1               4             1          --            --
                                               --------------------------------------------------------------------------------
                                                688,976      143,628         694,510        96,773       51,334        60,169
                                               --------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................       252           27             332             7           48           114
     Purchases of investments................     1,839          163           3,482           --           355         1,487
     Advisory fees...........................       161           67             159            23           13            15
     Business management fees................       107           26             106            15            9            10
   Other accrued expenses....................       126          146             114            55           53            57
   Unrealized depreciation on forward foreign
     currency contracts......................       --           --              --            --             1           --
                                               --------------------------------------------------------------------------------
                                                  2,485          429           4,193           100          479         1,683
                                               --------------------------------------------------------------------------------
   NET ASSETS................................  $686,491     $143,199        $690,317       $96,673      $50,855       $58,486
                                               ================================================================================
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........    27,070       19,075          33,265         9,154        6,145         5,469
   Net asset value per share.................  $  25.36     $   7.51        $  20.75       $ 10.56      $  8.28       $ 10.69
                                               ================================================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $582,002     $144,277        $620,490       $87,170      $68,506       $55,997
   Accumulated undistributed net investment
     income..................................       981        1,505           9,879         2,882        4,533         3,137
   Accumulated undistributed net realized
     gain (loss) on investments and foreign
     currency................................   (62,414)     (14,809)         11,190        (2,006)     (16,134)       (1,936)
   Unrealized appreciation (depreciation) on
     investments.............................   165,975       12,535          48,758         8,627       (6,050)        1,288
   Unrealized foreign exchange loss on other
     assets and liabilities..................       (53)        (309)            --            --            --           --
                                               --------------------------------------------------------------------------------
       Net assets............................   686,491      143,199         690,317        96,673       50,855        58,486
                                               ================================================================================
   ---------------
   * Cost
     Investment securities...................  $464,058     $110,736        $558,965       $84,193      $54,069       $53,455
                                               ================================================================================
     Short-term securities...................  $ 56,160     $ 16,952        $ 81,823       $ 1,300      $ 1,333       $ 5,025
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   ASSETS:
   Investment securities, at value*..........   $   --
   Short-term securities*....................    49,145
   Cash......................................        47
   Foreign cash..............................       --
   Receivables for --
     Fund shares sold........................        13
     Dividends and accrued interest..........       --
     Sales of investments....................       --
   Prepaid expenses..........................       --
                                               ----------
                                                 49,205
                                               ----------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................       --
     Purchases of investments................       --
     Advisory fees...........................        13
     Business management fees................         8
   Other accrued expenses....................        54
   Unrealized depreciation on forward foreign
     currency contracts......................       --
                                               ----------
                                                     75
                                               ----------
   NET ASSETS................................   $49,130
                                               ==========
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........     4,626
   Net asset value per share.................   $ 10.62
                                               ==========
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................   $47,799
   Accumulated undistributed net investment
     income..................................     1,332
   Accumulated undistributed net realized
     gain (loss) on investments and foreign
     currency................................        (1)
   Unrealized appreciation (depreciation) on
     investments.............................       --
   Unrealized foreign exchange loss on other
     assets and liabilities..................       --
                                               ----------
       Net assets............................    49,130
                                               ==========
   ---------------
   * Cost
     Investment securities...................   $   --
                                               ==========
     Short-term securities...................   $49,145
                                               ==========



    See Notes to Financial Statements.


                                                           ---------------------

   O

---------------------


    ANCHOR PATHWAY FUND

    STATEMENT OF OPERATIONS

    FOR THE YEAR ENDED FEBRUARY 28, 2002



    (DOLLARS IN THOUSANDS)


                                                                                                                         US
                                                                                                                     GOVERNMENT/
                                                                                             ASSET      HIGH YIELD    AAA-RATED
                                                GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   -----------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................  $   2,751     $    797        $  2,971       $ 2,397      $ 5,463       $3,407
     Dividends...............................      2,686        2,773          11,280         1,359           57           --
                                               ---------------------------------------------------------------------------------
            Total income*....................      5,437        3,570          14,251         3,756        5,520        3,407
                                               ---------------------------------------------------------------------------------
   Expenses:
     Advisory Fees...........................      2,407        1,008           2,226           325          188          193
     Business management fees................      1,605          397           1,484           217          125          129
     Custodian fees..........................        336          345             295            69           69           68
     Audit and tax fees......................         22           29              22            22           24           24
     Reports to investors....................         31           18              36            23           13           12
     Trustees' fees..........................          4            1               5            --            1            1
     Legal fees..............................         15            6              13             4            3            3
     Insurance expense.......................          6            1               4            --           --           --
     Other expenses..........................          6            2               4             2           --           --
                                               ---------------------------------------------------------------------------------
            Total expenses before custody
              credits........................      4,432        1,807           4,089           662          423          430
            Custody credits earned on cash
              balances.......................         (2)          (1)             (1)           (1)          (1)          (1)
                                               ---------------------------------------------------------------------------------
   Net investment income.....................      1,007        1,764          10,163         3,095        5,098        2,978
                                               ---------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...    (61,097)     (14,809)         10,863        (1,986)      (4,471)         848
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        (14)         (74)            (14)           (1)         107           --
   Change in unrealized appreciation
     (depreciation) of investments...........    (53,546)      (1,108)        (30,206)         (442)        (485)        (166)
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................        (51)        (255)             --            --          (10)          --
                                               ---------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......   (114,708)     (16,246)        (19,357)       (2,429)      (4,859)         682
                                               ---------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $(113,701)    $(14,482)       $ (9,194)      $   666      $   239       $3,660
                                               =================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   -----------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................    $1,736
     Dividends...............................        --
                                               ----------
            Total income*....................     1,736
                                               ----------
   Expenses:
     Advisory Fees...........................       172
     Business management fees................       115
     Custodian fees..........................        69
     Audit and tax fees......................        24
     Reports to investors....................        14
     Trustees' fees..........................        --
     Legal fees..............................         3
     Insurance expense.......................         1
     Other expenses..........................        --
                                               ----------
            Total expenses before custody
              credits........................       398
            Custody credits earned on cash
              balances.......................        (1)
                                               ----------
   Net investment income.....................     1,339
                                               ----------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...        --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --
   Change in unrealized appreciation
     (depreciation) of investments...........        --
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................        --
                                               ----------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......        --
                                               ----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............    $1,339
                                               ==========


---------------

    * Net of foreign witholding taxes of $83, $331, $88 and $7 on Growth, International, Growth-Income and Asset Allocation Series, respectively.



    See Notes to Financial Statements.


---------------------

   O

---------------------


    ANCHOR PATHWAY FUND

    STATEMENT OF CHANGES IN NET ASSETS

    FOR THE YEAR ENDED FEBRUARY 28, 2002



    (DOLLARS AND SHARES IN THOUSANDS)


                                                                                                                          US
                                                                                                                      GOVERNMENT/
                                                                                              ASSET      HIGH YIELD    AAA-RATED
                                                 GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                 SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.....................  $    1,007     $  1,764        $  10,163      $  3,095     $  5,098     $  2,978
   Net realized gain (loss) on investments...     (61,097)     (14,809)          10,863        (1,986)      (4,471)         848
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         (14)         (74)             (14)           (1)         107           --
   Change in unrealized appreciation
     (depreciation) of investments...........     (53,546)      (1,108)         (30,206)         (442)        (485)        (166)
   Change in unrealized foreign exchange
     gain(loss) on other assets and
     liabilities.............................         (51)        (255)              --            --          (10)          --
                                               ----------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations.............    (113,701)     (14,482)          (9,194)          666          239        3,660
                                               ----------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......      (5,790)      (2,875)         (18,825)       (4,110)      (6,240)      (3,515)
   Distributions from net realized gains.....    (184,440)     (65,150)         (66,880)       (9,665)          --           --
                                               ----------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................    (190,230)     (68,025)         (85,705)      (13,775)      (6,240)      (3,515)
                                               ----------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................      58,105        8,726           37,667         7,971       11,988       16,641
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................     190,230       68,025           85,705        13,775        6,240        3,515
   Cost of shares repurchased................    (192,108)     (44,087)        (131,837)      (21,798)     (22,098)     (19,359)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................      56,227       32,664           (8,465)          (52)      (3,870)         797
                                               ----------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS:.................................    (247,704)     (49,843)        (103,364)      (13,161)      (9,871)         942
   NET ASSETS:
   Beginning of period.......................     934,195      193,042          793,681       109,834       60,726       57,544
                                               ----------------------------------------------------------------------------------
   End of period.............................  $  686,491     $143,199        $ 690,317      $ 96,673     $ 50,855     $ 58,486
                                               ==================================================================================
   ---------------
   Accumulated undistributed net investment
     income..................................  $      981     $  1,505        $   9,879      $  2,082     $  4,534     $  2,961
                                               ==================================================================================
   Shares issued and repurchased:
     Sold....................................       1,744          740            1,654           682        1,319        1,528
     Issued in reinvestment of dividends and
       distributions.........................       7,448        9,251            4,263         1,330          751          327
     Repurchased.............................      (5,768)      (3,902)          (5,826)       (1,877)      (2,430)      (1,794)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease)...................       3,424        6,089               91           135         (360)          61
                                               ==================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income.....................  $  1,339
   Net realized gain (loss) on investments...        --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --
   Change in unrealized appreciation
     (depreciation) of investments...........        --
   Change in unrealized foreign exchange
     gain(loss) on other assets and
     liabilities.............................        --
                                               ----------
     Net increase (decrease) in net assets
       resulting from operations.............     1,339
                                               ----------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......    (3,235)
   Distributions from net realized gains.....        --
                                               ----------
   Total dividends and distributions paid to
     shareholders............................    (3,235)
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    89,043
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................     3,235
   Cost of shares repurchased................   (91,294)
                                               ----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................       984
                                               ----------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS:.................................      (912)
   NET ASSETS:
   Beginning of period.......................    50,042
                                               ----------
   End of period.............................  $ 49,130
                                               ==========
   ---------------
   Accumulated undistributed net investment
     income..................................  $    196
                                               ==========
   Shares issued and repurchased:
     Sold....................................     8,089
     Issued in reinvestment of dividends and
       distributions.........................       306
     Repurchased.............................    (8,310)
                                               ----------
   Net increase (decrease)...................        85
                                               ==========



    See Notes to Financial Statements.


                                                           ---------------------

   O
---------------------


    ANCHOR PATHWAY FUND

    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED FEBRUARY 28, 2001

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                         U.S.
                                                                                                                      GOVERNMENT/
                                                                                              ASSET      HIGH YIELD    AAA-RATED
                                                 GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                 SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.....................  $    6,177     $   2,913       $  19,092      $  4,125     $  5,808     $  3,421
   Net realized gain (loss) on investments...     183,017        65,151          66,621         9,648       (2,552)         237
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         (17)         (206)             (6)           (1)         286          --
   Change in unrealized appreciation
     (depreciation) of investments...........    (349,974)     (128,630)         47,969         2,007        1,149        3,268
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................          (1)          (42)            --            --           (98)         --
                                               ----------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations.............    (160,798)      (60,814)        133,676        15,779        4,593        6,926
                                               ----------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......      (2,035)         (700)        (17,765)       (4,390)      (8,260)      (4,275)
   Distributions from net realized gains on
     investments.............................    (261,932)      (25,120)       (188,945)      (14,440)         --           --
                                               ----------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................    (263,967)      (25,820)       (206,710)      (18,830)      (8,260)      (4,275)
                                               ----------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................     120,830        20,401          37,379         5,525        9,099        9,421
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................     263,967        25,820         206,710        18,830        8,260        4,275
   Cost of shares repurchased................    (277,770)      (65,519)       (165,314)      (22,944)     (20,595)     (18,550)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................     107,027       (19,298)         78,775         1,411       (3,236)      (4,854)
                                               ----------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..............................    (317,738)     (105,932)          5,741        (1,640)      (6,903)      (2,203)
   NET ASSETS:
   Beginning of period.......................   1,251,933       298,974         787,940       111,474       67,629       59,747
                                               ----------------------------------------------------------------------------------
   End of period.............................  $  934,195     $ 193,042       $ 793,681      $109,834     $ 60,726     $ 57,544
                                               ==================================================================================
   ---------------
   Accumulated undistributed net investment
     income..................................  $    5,784     $   2,698       $  18,822      $  4,103     $  6,078     $  3,512
                                               ==================================================================================
   Shares issued and repurchased:
     Sold....................................       2,118         1,058     1,370......           421          959          895
     Issued in reinvestment of dividends and
       distributions.........................       5,917         1,607           9,000         1,612          942          426
     Repurchased.............................      (5,018)       (3,470)         (5,995)       (1,741)      (2,096)      (1,771)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease)...................       3,017          (805)          4,375           292         (195)        (450)
                                               ==================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income.....................  $   3,235
   Net realized gain (loss) on investments...        --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --
   Change in unrealized appreciation
     (depreciation) of investments...........        --
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................        --
                                               ----------
     Net increase (decrease) in net assets
       resulting from operations.............      3,235
                                               ----------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......     (3,500)
   Distributions from net realized gains on
     investments.............................        --
                                               ----------
   Total dividends and distributions paid to
     shareholders............................     (3,500)
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    114,874
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................      3,500
   Cost of shares repurchased................   (137,760)
                                               ----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................    (19,386)
                                               ----------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..............................    (19,651)
   NET ASSETS:
   Beginning of period.......................     69,693
                                               ----------
   End of period.............................  $  50,042
                                               ==========
   ---------------
   Accumulated undistributed net investment
     income..................................  $   3,229
                                               ==========
   Shares issued and repurchased:
     Sold....................................     10,231
     Issued in reinvestment of dividends and
       distributions.........................        323
     Repurchased.............................    (12,304)
                                               ----------
   Net increase (decrease)...................     (1,750)
                                               ==========


    See Notes to Financial Statements
---------------------

   O
---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is a Massachusetts Business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to Variable Separate Accounts, a separate account of Anchor National Life Insurance Company which offers annuity contracts.

The investment objectives for each series are as follows:

The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for appreciation.

The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers that are domiciled outside the U.S., including those domiciled in developing countries.


The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for appreciation and dividends.



The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks, bonds and money market instruments. Under normal market conditions the portfolio will include:
40% - 80% in equity securities, 20% - 50% in fixed-income securities, and 0% - 40% in money market instruments.



The HIGH-YIELD BOND SERIES seeks high current income with capital appreciation as a secondary objective by investing primarily under normal circumstances , at least 80% of assets in higher yielding, higher risk, lower rated or unrated corporate bonds.



The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks high current income consistent with prudent investment risk and preservation of capital by investing primarily under normal circumstances, at least 80% of assets in a combination of securities issued or guaranteed by the U.S. government (i.e., backed by the full faith and credit of the U.S. government) or sponsored by the U.S. government and other debt securities rated in the highest rating category (or that are determined to be of comparable quality by the investment adviser).


The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in high quality money market instruments.


2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.


SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange the Fund uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

                                                           ---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.


SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund amortizes premiums or accretes discounts on fixed income securities. Gains and losses realized upon the sale of such securities are based on their identified cost. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.



  Prior to March 1, 2001, the Trust did not accrete discounts or amortize premiums for financial reporting purposes. Based on securities held by the Portfolios on March 1, 2001, the cumulative effect of this accounting change had no impact on total net assets of the Portfolios, but resulted in an adjustment of (dollars in thousands) $15, $(220), $(75) and $(123) to the cost of investment securities for the Growth-Income, Asset Allocation, High Yield Bond and U.S. Government/AAA-Rated Securities Series, respectively. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.



  The effect of this change for the fiscal year ended February 28, 2002 was as follows (dollars in thousands):



                                                                  NET               UNREALIZED             NET REALIZED
                                                               INVESTMENT   APPRECIATION (DEPRECIATION)   GAIN (LOSS) ON
                                                                 INCOME           ON INVESTMENTS           INVESTMENTS
                                                               ---------------------------------------------------------
Growth-Income Series........................................     $  11                 $ 15                   $(26)
Asset Allocation Series.....................................       (62)                  91                    (29)
High Yield Bond Series......................................        48                  (44)                    (4)
U.S. Government/AAA-Rated Securities Series.................      (151)                 (25)                   176


  Common expenses incurred by the Fund are allocated among the series based upon their relative net asset values or other appropriate allocation methods. In all other respects, expenses are charged to each series as incurred on a specific identification basis.


  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected.



  For the year ended February 28, 2002, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows (dollars in thousands):



                                                                ACCUMULATED     ACCUMULATED
                                                               UNDISTRIBUTED   UNDISTRIBUTED     PAID
                                                               NET REALIZED    NET INVESTMENT     IN
                                                                GAIN/(LOSS)    INCOME/(LOSS)    CAPITAL
                                                               ----------------------------------------
Growth Series...............................................       $  20           $ (20)        $ --
International Series........................................          82             (82)          --
Growth-Income Series........................................         350            (296)         (54)
Asset Allocation Series.....................................         (14)             14           --
High Yield Bond Series......................................         328            (328)          --
U.S. Government/AAA-Rated Securities Series.................        (285)            285           --
Cash Management Series......................................           1              (1)          --


---------------------

3. OPERATING POLICIES:

FORWARD FOREIGN CURRENCY CONTRACTS: Certain series may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

4. FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.


  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities at February 28, 2002, were as follows (dollars in thousands):


                                                                                        NET
                                                           AGGREGATE    AGGREGATE    UNREALIZED
                                                           UNREALIZED   UNREALIZED      GAIN        COST OF     CAPITAL LOSS
                                                              GAIN        (LOSS)       (LOSS)     INVESTMENTS    CARRYOVER+
                                                           -----------------------------------------------------------------
    Growth Series #......................................   $248,682     $(82,690)    $165,992     $520,201        35,628
    International Series #...............................     23,049      (10,618)      12,431      127,792         9,008
    Growth-Income Series #...............................    119,451      (73,197)      46,254      643,292            --
    Asset Allocation Series..............................     14,290       (5,978)       8,312       85,808         1,379
    High-Yield Bond Series*#.............................      1,797       (7,875)      (6,078)      55,430        14,326
    U.S. Government/AAA-Rated Securities Series*.........      1,371         (109)       1,262       58,506         1,865
    Cash Management Series...............................     --           --           --           49,145             1


                                                           EXPIRATION
                                                              DATE
                                                           -----------
    Growth Series #......................................     2010
    International Series #...............................     2010
    Growth-Income Series #...............................      --
    Asset Allocation Series..............................     2010
    High-Yield Bond Series*#.............................  2008 - 2010
    U.S. Government/AAA-Rated Securities Series*.........  2005 - 2009
    Cash Management Series...............................     2009


---------------

  * Post 10/31/01 Capital Loss Deferrals: Growth Series $26,779, International Series $5,801, Asset Allocation Series $597, High Yield Bond Series $1,802 and U.S. Government/AAA-Rated Securities Series $64.


  # Post 10/31/01 Currency Loss Deferrals: Growth Series $1, International
    Series $51, Growth-Income Series $1 and High Yield Bond Series $165.


  + Net capital loss carryover reported as of February 28, 2002, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed.



  As required by the AICPA Audit Guide for Investment Companies for the reporting period beginning after December 15, 2000, the following details the tax basis distributions as well as the components of distributable earnings (dollars in thousands). The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivatives transactions.



                                                                  DISTRIBUTABLE EARNINGS              TAX DISTRIBUTIONS
                                                           -------------------------------------   ------------------------
                                                                                    UNREALIZED
                                                           ORDINARY   LONG-TERM    APPRECIATION    ORDINARY     LONG-TERM
                                                            INCOME      GAINS     (DEPRECIATION)    INCOME    CAPITAL GAINS
                                                           ----------------------------------------------------------------
    Growth Series........................................  $   982    $(35,628)      $165,992      $ 5,790      $184,440
    International Series.................................    1,680      (9,008)        12,431        3,821        34,204
    Growth-Income Series.................................   13,660       9,970         46,254       34,357        51,348
    Asset Allocation Series..............................    3,168      (1,379)         8,312        4,489         9,286
    High-Yield Bond Series...............................    4,723     (14,326)        (6,078)       6,240            --
    U.S. Government/AAA-Rated Securities Series..........    3,235      (1,865)         1,262        3,515            --
    Cash Management Series...............................    1,333          (1)            --        3,235            --


5. BUSINESS MANAGER AND INVESTMENT ADVISER: SunAmerica Asset Management Corp. (the "Business Manager"), pursuant to a business management agreement, manages the business affairs and the administration of the Fund. Effective January 1, 1999, SunAmerica Asset Management Corp., the business manager, became a wholly owned subsidiary of AIG. For providing these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each

                                                           ---------------------
series of the Fund. Except for the International Series, the Business Manager fee accrues at the annual rate of .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and .20% on that portion of the series' average daily net assets in excess of $30,000,000. The Business Manager fee for the International Series accrues at the annual rate of .24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and ..58% on that portion of the series' average daily net assets in excess of $60,000,000.


6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the year ended February 28, 2002, were as follows:



                                                                                                   ASSET
                                                       GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION   HIGH YIELD
                                                       SERIES       SERIES          SERIES         SERIES     BOND SERIES
                                                      -------------------------------------------------------------------
       Purchases of portfolio securities............  $ 96,521      $27,417        $189,947       $10,258       $35,036
       Sales of portfolio securities................   199,637       49,278         254,072        11,907        37,938
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......     --          --              --             --           --
       Sales of U.S. government securities..........     --          --              --             --                3

                                                         U.S.
                                                      GOVERNMENT/
                                                       AAA-RATED       CASH
                                                      SECURITIES    MANAGEMENT
                                                        SERIES        SERIES
                                                      ------------------------
       Purchases of portfolio securities............    $15,648       --$
       Sales of portfolio securities................     15,642       --
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......     54,494       --
       Sales of U.S. government securities..........     47,456       --



7. TRANSACTIONS WITH AFFILIATES: The following series incurred brokerage commissions (dollars in thousands) with an affiliated broker during the year ended February 28, 2002:



                                                                        FSC
                                                                     SECURITIES
                                                                       CORP.
                                                                     ----------
       Growth Series...............................................      $1
       Growth-Income Series........................................       6



  As disclosed in the schedule of investments, certain series own securities issued by AIG or an affiliate thereof. SAAMCo, the investment adviser, is a wholly-owned subsidiary of AIG. During the year ended February 28, 2002, the following series recorded realized gains/losses and income on security transactions of AIG and subsidiaries of AIG as follows (dollars in thousands):



                                                                                                     REALIZED
                                                                              SECURITY                 GAIN     INCOME
                                                                 -----------------------------------------------------
       High Yield Bond Series..................................  Crown Castle International Corp.        --      121
       Growth Income Series....................................  American General Corp.               1,484       24
       Asset Allocation Series.................................  American General Corp.               1,133       12



8. COMMITMENTS AND CONTINGENCIES: The Fund has established committed and uncommitted lines of credit with State Street Bank and Trust Company, the Fund's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and Federal Funds rate plus 100 basis points on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit, which is included in other expenses in the Statement of Operations. During the year ended February 28, 2002, there were no borrowing under either line of credit.


---------------------

   O
---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  NET REALIZED      TOTAL      DIVIDENDS     DIVIDENDS
                        NET ASSET      NET        & UNREALIZED       FROM       DECLARED     FROM NET     NET ASSET
                          VALUE      INVEST-      GAIN (LOSS)      INVEST-      FROM NET     REALIZED       VALUE
       PERIOD           BEGINNING      MENT            ON            MENT      INVESTMENT     GAIN ON      END OF      TOTAL
        ENDED           OF PERIOD    INCOME@      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS    PERIOD     RETURN*
-----------------------------------------------------------------------------------------------------------------------------
                                                        Growth Series
             11/30/98    $43.82       $0.15          $10.18         $10.33       $(0.20)      $ (8.62)     $45.33      25.21%
              2/28/99#    45.33        0.04            6.52           6.56           --            --       51.89      14.47
              2/29/00     51.89        0.11           23.85          23.96        (0.22)       (14.94)      60.69      58.15
              2/28/01     60.69        0.29           (7.49)         (7.20)       (0.11)       (13.87)      39.51     (14.50)
              2/28/02     39.51        0.04           (5.03)         (4.99)       (0.28)        (8.88)      25.36     (12.81)

                                                    International Series
             11/30/98    $16.27       $0.22          $ 2.31         $ 2.53       $(0.27)      $ (4.44)     $14.09      14.56%
              2/28/99#    14.09          --            1.56           1.56           --            --       15.65      11.07
              2/29/00     15.65        0.11            8.68           8.79        (0.46)        (2.30)      21.68      65.36
              2/28/01     21.68        0.22           (4.90)         (4.68)       (0.06)        (2.07)      14.87     (22.31)
              2/28/02     14.87        0.12           (1.41)         (1.29)       (0.26)        (5.81)       7.51      (7.78)

                                                    Growth-Income Series
             11/30/98    $37.03       $0.62          $ 4.91         $ 5.53       $(0.71)      $ (6.80)     $35.05      15.07%
              2/28/99#    35.05        0.15            1.45           1.60           --            --       36.65       4.56
              2/29/00     36.65        0.65            1.03           1.68        (0.88)       (10.09)      27.36       2.79
              2/28/01     27.36        0.65            3.97           4.62        (0.69)        (7.37)      23.92      18.10
              2/28/02     23.92        0.31(1)        (0.65)(1)      (0.34)       (0.62)        (2.21)      20.75      (1.01)

                                                   Asset Allocation Series
             11/30/98    $16.50       $0.55          $ 0.98         $ 1.53       $(0.61)      $ (2.08)     $15.34       9.28%
              2/28/99#    15.34        0.14            0.08           0.22           --            --       15.56       1.43
              2/29/00     15.56        0.50            0.52           1.02        (0.85)        (2.96)      12.77       6.57
              2/28/01     12.77        0.48            1.35           1.83        (0.56)        (1.86)      12.18      15.13
              2/28/02     12.18        0.35(1)        (0.29)(1)       0.06        (0.50)        (1.18)      10.56       0.75

                                                   High-Yield Bond Series
             11/30/98    $14.05       $1.22          $(0.73)        $ 0.49       $(1.39)      $ (0.32)     $12.83       3.22%
              2/28/99#    12.83        0.31           (0.25)          0.06           --            --       12.89       0.47
              2/29/00     12.89        1.09           (1.33)         (0.24)       (2.09)        (0.47)      10.09      (1.63)
              2/28/01     10.09        0.92           (0.21)          0.71        (1.46)           --        9.34       7.96
              2/28/02      9.34        0.82(1)        (0.79)(1)       0.03        (1.09)           --        8.28       0.24

                                         U.S. Government/AAA-Rated Securities Series
             11/30/98    $11.10       $0.68          $ 0.23         $ 0.91       $(0.94)      $    --      $11.07       8.70%
              2/28/99#    11.07        0.17           (0.21)         (0.04)          --            --       11.03      (0.36)
              2/29/00     11.03        0.68           (0.52)          0.16        (0.99)           --       10.20       1.78
              2/28/01     10.20        0.63            0.64           1.27        (0.83)           --       10.64      12.98
              2/28/02     10.64        0.55(1)         0.15(1)        0.70        (0.65)           --       10.69       6.53

                                                   Cash Management Series
             11/30/98    $11.31       $0.54          $   --         $ 0.54       $(0.83)      $    --      $11.02       5.04%
              2/28/99#    11.02        0.12              --           0.12           --            --       11.14       1.09
              2/29/00     11.14        0.51              --           0.51        (0.57)           --       11.08       4.74
              2/28/01     11.08        0.63              --           0.63        (0.69)           --       11.02       5.76
              2/28/02     11.02        0.29           (0.01)          0.28        (0.68)           --       10.62       2.57

                                                 RATIO OF NET
                       NET ASSETS    RATIO OF     INVESTMENT
                         END OF      EXPENSES       INCOME      PORTFOLIO
       PERIOD            PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER
        ENDED           (000'S)     NET ASSETS    NET ASSETS      RATE
---------------------  --------------------------------------------------
                                         Growth Series
             11/30/98  $  836,355      0.54%          0.34%       32.37%
              2/28/99     907,320      0.55+          0.34+        5.75
              2/29/00   1,251,933      0.54           0.20        29.85
              2/28/01     934,195      0.55           0.52        40.05
              2/28/02     686,491      0.56           0.13        13.32
                                      International Series
             11/30/98  $  193,763      1.03%          1.50%       60.19%
              2/28/99     204,521      1.05+         (0.08)+       5.28
              2/29/00     298,974      1.04           0.65        15.52
              2/28/01     193,042      1.00           1.18        59.68
              2/28/02     143,199      1.09           1.07        19.64
                                      Growth-Income Series
             11/30/98  $  915,994      0.54%          1.76%       32.42%
              2/28/99     914,110      0.55+          1.63+        7.57
              2/29/00     787,940      0.54           1.96        32.46
              2/28/01     793,681      0.55           2.37        34.01
              2/28/02     690,317      0.56           1.38(1)     28.86
                                    Asset Allocation Series
             11/30/98  $  134,069      0.58%          3.56%       31.43%
              2/28/99     129,800      0.62+          3.57+        9.77
              2/29/00     111,474      0.60           3.50        29.03
              2/28/01     109,834      0.61           3.69        14.43
              2/28/02      96,673      0.65           3.02(1)     10.51
                                     High-Yield Bond Series
             11/30/98  $  100,061      0.60%          9.18%       78.82%
              2/28/99      91,248      0.67+          9.61+       12.05
              2/29/00      67,629      0.66           9.70        46.72
              2/28/01      60,726      0.71           9.42        29.26
              2/28/02      50,855      0.75           9.01(1)     69.21
                          U.S. Government/AAA-Rated Securities Series
             11/30/98  $   79,685      0.63%          6.20%      163.75%
              2/28/99      75,281      0.70+          6.08+       29.54
              2/29/00      59,747      0.67           6.41        49.34
              2/28/01      57,544      0.72           6.01        74.76
              2/28/02      58,486      0.74           5.11(1)    115.42
                                     Cash Management Series
             11/30/98  $   63,826      0.63%          4.91%          --%
              2/28/99      82,247      0.69+          4.40+          --
              2/29/00      69,693      0.64           4.65           --
              2/28/01      50,042      0.72           5.61           --
              2/28/02      49.130      0.78           2.61           --


---------------

@  Calculated based upon average shares outstanding

* Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

#  The Series changed its fiscal year end from November 30 to February 28.

+   Annualized


(1)As discussed in the Notes to the Financial Statements, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this changes for the year ended February 28, 2002 on net investment income (with the offset to net realized and unrealized gains and losses) was 0.00, (0.01), 0.01, and (0.03) for the Growth-Income Series, Asset Allocation Series, High Yield Bond Series, and U.S. Government/AAA-Rated Securities Series, respectively. The effect of this change on the ratio of net investment income to average net assets was 0.00%, (0.06)%, 0.08%, and (0.26)% for the Growth-Income Series, Asset Allocation Series, High Yield Bond Series, and U.S. Government/AAA-Rated Securities Series, respectively. Per share information and the ratios for the years prior to February 28, 2002 have not been restated to reflect this change in accounting policy.


See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF ANCHOR PATHWAY FUND


In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Series, International Series, Growth-Income Series, Asset Allocation Series, High-Yield Bond Series, U.S. Government/AAA-Rated Securities Series and Cash Management Series (constituting the Anchor Pathway Fund, hereafter referred to as the "Fund") at February 28, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York

April 19, 2002


---------------------

   O

---------------------


ANCHOR PATHWAY FUND


TRUSTEE INFORMATION


    The following table contains information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                  FUND
         NAME,                                                                                   COMPLEX
      ADDRESS AND        POSITION HELD        LENGTH OF           PRINCIPAL OCCUPATION(S)      OVERSEEN BY
    DATE OF BIRTH*        WITH TRUST         TIME SERVED            DURING PAST 5 YEARS        TRUSTEE(1)
    --------------       -------------       -----------       -----------------------------  -------------
INDEPENDENT TRUSTEE
Carl D. Covitz              Trustee       One year             Owner and President, Landmark      57
DOB: March 31, 1939                                            Capital, Inc. (since 1973)
Monica C. Lozano            Trustee       Three years          President and Chief Operating      57
DOB: July 21, 1956                                             Officer (since 2000) La
                                                               Opinion (newspaper publishing
                                                               concern) and Associate
                                                               Publisher (1991-1999) and
                                                               Executive Editor (1995-1999)
                                                               thereof
Gilbert T. Ray              Trustee       One year             Retired Partner, O'Melveny &       57
DOB: September 18, 1944                                        Myers LLP (since 2000); and
                                                               Attorney (1972-2000) thereof
Allan L. Sher               Trustee       Four years           Retired Brokerage Executive        57
DOB: October 19, 1931                                          (since 1992)
Bruce G. Willison           Trustee       One year             Dean, Anderson School at UCLA      57
DOB: October 16, 1948                                          (since 1999)
INTERESTED TRUSTEE
Jana W. Greer              Trustee,       One year             President, SunAmerica              57
DOB: December 30, 1951   Chairman and                          Retirement Markets, Inc.
                           President                           (since 1996), and Executive
                                                               Vice President thereof
                                                               (1994-1996); Senior Vice
                                                               President and Director,
                                                               SunAmerica, Inc. (since 1991)


         NAME,
      ADDRESS AND          OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*               BY TRUSTEE(2)
    --------------       -----------------------------
INDEPENDENT TRUSTEE
Carl D. Covitz           Director, Kayne Anderson
DOB: March 31, 1939      Mutual Funds (since 1995);
                         Director, Century Housing
                         Corporation (since 1995).
Monica C. Lozano         Trustee, University of
DOB: July 21, 1956       Southern California (since
                         1991); Director, California
                         Healthcare Foundation (since
                         1998); Director, The Walt
                         Disney Company (since 2000);
                         Director, Union Bank of
                         California (since 2001).
Gilbert T. Ray           Director Marriott Services
DOB: September 18, 1944  Corporation (since 1995);
                         Director, Automobile Club of
                         Southern California (since
                         1998); Director and chairman
                         of the Board, Sierra
                         Monolithics, Inc. (since
                         1999); Director, Watts, Wyatt
                         & Company (since 2000);
                         Director, Ashland University
                         (1996-2000).
Allan L. Sher            Director, Board of Governors,
DOB: October 19, 1931    American Stock Exchange
                         (1991-1994).
Bruce G. Willison        Director, Nordstrom, Inc.
DOB: October 16, 1948    (since 1998); Director, H&CB
                         (Housing and Commercial
                         Bank), Seoul, Korea (since
                         1999); President and chief
                         Operating Officer, H.F.
                         Ahmanson and Co. (parent
                         company of Home Savings of
                         America) (1996-1999).
INTERESTED TRUSTEE
Jana W. Greer            Director, National
DOB: December 30, 1951   Association for Variable
                         Annuities (since 1999).


---------------
 * The business address for each Trustee is 1 SunAmerica Center, Los Angeles, CA 90067-6022.


(1)The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager.


(2)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.


  Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    SHAREHOLDER TAX INFORMATION

    (UNAUDITED)


      Certain tax information regarding the Anchor Pathway Fund is required to be provided to the shareholder based upon each Fund's income and distributions for the year ended February 28, 2002.



      During the year ended February 28, 2002 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:



                                                                  NET            NET              NET        QUALIFYING % FOR THE
                                                     TOTAL     INVESTMENT     SHORT-TERM       LONG-TERM        70% DIVIDENDS
                                                   DIVIDENDS     INCOME     CAPITAL GAINS*   CAPITAL GAINS    RECEIVED DEDUCTION
   ------------------------------------------------------------------------------------------------------------------------------
   Growth Series.................................   $ 9.15       $0.28          $2.03           $ 6.84                       6.87%
   International Series..........................     6.07        0.26           0.08             5.73                         --
   Growth-Income Series..........................     2.84        0.62           0.52             1.70                      37.67
   Asset Allocation Series.......................     1.68        0.50           0.05             1.13                      30.86
   High-Yield Bond Series........................     1.09        1.09             --               --                       0.21
   U.S. Government/AAA-Rated Securities Series...     0.65        0.65             --               --                         --
   Cash Management Series........................     0.68        0.68             --               --                         --



      The International Series makes an election under Internal Revenue Code
    Section 853 to pass through foreign taxes paid by the International Series to its shareholder. The total amount of foreign taxes passed through to the shareholder for the fiscal year ended February 28, 2002 was $351,031. The gross foreign source income for information reporting is $2,274,073.

---------------

  * Short-term capital gains are treated as ordinary income for tax purposes.

---------------------

   O
---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES

              The following graphs compare the performance of a $10,000 investment in certain of the Anchor Pathway Fund portfolios to a $10,000 investment in a securities index. Each index has been chosen by Capital Research and Management Company (CRMC), the fund's money manager, as an appropriate comparison.

              THESE GRAPHS COMPARE THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR PATHWAY FUND LEVEL AND INCLUDE ALL FUND EXPENSES BUT NO INSURANCE COMPANY EXPENSES AND NO CONTINGENT DEFERRED SALES CHARGE. IF THESE CHARGES HAD BEEN TAKEN INTO CONSIDERATION, THE PERFORMANCE SHOWN FOR THE PORTFOLIOS WOULD BE REDUCED. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES AND ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

[GROWTH SERIES PERFORMANCE GRAPH]

                                                                       GROWTH SERIES                 S&P 500 COMPOSITE INDEX
                                                                       -------------                 -----------------------
2/92                                                                      10000.00                           10000.00
11/92                                                                     10506.00                           10695.00
11/93                                                                     12424.00                           11775.00
11/94                                                                     12838.00                           11898.00
11/95                                                                     17707.00                           16298.00
11/96                                                                     20189.00                           20840.00
11/97                                                                     24992.00                           26782.00
11/98                                                                     31293.00                           33120.00
11/99                                                                     45654.00                           40043.00
2/00                                                                      56640.00                           39507.00
2/01                                                                      48435.00                           36268.00
2/02                                                                      42232.00                           32818.00

              ------------------------------------------------------------------

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

[INTERNATIONAL SERIES PERFORMANCE GRAPH]

                                                                    INTERNATIONAL SERIES                 MSCI EAFE INDEX
                                                                    --------------------                 ---------------
2/92                                                                      10000.00                           10000.00
11/92                                                                      9454.00                            9260.00
11/93                                                                     12045.00                           11507.00
11/94                                                                     13029.00                           13215.00
11/95                                                                     14485.00                           14215.00
11/96                                                                     17387.00                           15887.00
11/97                                                                     19673.00                           15823.00
11/98                                                                     22537.00                           18426.00
11/99                                                                     33469.00                           22314.00
2/00                                                                      41392.00                           23385.00
2/01                                                                      32156.00                           19297.00
2/02                                                                      29656.00                           15634.00

              ------------------------------------------------------------------
              [GROWTH-INCOME SERIES PERFORMANCE GRAPH]

                                                                    GROWTH-INCOME SERIES             S&P 500 COMPOSITE INDEX
                                                                    --------------------             -----------------------
2/92                                                                      10000.00                           10000.00
11/92                                                                     10404.00                           10695.00
11/93                                                                     11688.00                           11775.00
11/94                                                                     11922.00                           11898.00
11/95                                                                     15913.00                           16298.00
11/96                                                                     19395.00                           20840.00
11/97                                                                     24169.00                           26782.00
11/98                                                                     27811.00                           33120.00
11/99                                                                     31071.00                           40043.00
2/00                                                                      29891.00                           39507.00
2/01                                                                      35302.00                           36268.00
2/02                                                                      34945.00                           32818.00

              ------------------------------------------------------------------
              The graphs represent past performance, which is not indicative of future results.

---------------------

[ASSET ALLOCATION SERIES PERFORMANCE GRAPH]

                                                                                                          SALOMON SMITH BARNEY
                                                                                                          INVESTMENT GRADE BOND
                                                 ASSET ALLOCATION SERIES     S&P 500 COMPOSITE INDEX              INDEX
                                                 -----------------------     -----------------------      ---------------------
2/92                                                    10000.00                    10000.00                    10000.00
11/92                                                   10557.00                    10695.00                    10661.00
11/93                                                   11692.00                    11775.00                    11834.00
11/94                                                   11594.00                    11898.00                    11474.00
11/95                                                   15189.00                    16298.00                    13517.00
11/96                                                   18127.00                    20840.00                    14326.00
11/97                                                   21364.00                    26782.00                    15411.00
11/98                                                   23346.00                    33120.00                    16872.00
11/99                                                   25455.00                    40043.00                    16861.00
2/00                                                    25237.00                    39507.00                    16932.00
2/01                                                    29054.00                    36268.00                    19207.00
2/02                                                    29273.00                    32818.00                    20681.00

              ------------------------------------------------------------------
              [HIGH-YIELD BOND SERIES PERFORMANCE GRAPH]

                                                                              SALOMON SMITH BARNEY        SALOMON SMITH BARNEY
                                                                              LONG-TERM HIGH-YIELD        INVESTMENT GRADE BOND
                                                 HIGH-YIELD BOND SERIES               INDEX                       INDEX
                                                 ----------------------       --------------------        ---------------------
2/92                                                    10000.00                    10000.00                    10000.00
11/92                                                   10882.00                    11055.00                    10661.00
11/93                                                   12679.00                    13328.00                    11834.00
11/94                                                   12083.00                    12765.00                    11474.00
11/95                                                   14375.00                    16341.00                    13517.00
11/96                                                   16393.00                    17975.00                    14326.00
11/97                                                   18486.00                    20926.00                    15411.00
11/98                                                   19080.00                    23038.00                    16872.00
11/99                                                   18596.00                    23121.00                    16861.00
2/00                                                    18876.00                    23272.00                    16932.00
2/01                                                    20359.00                    26056.00                    19207.00
2/02                                                    20408.00                    29351.00                    20681.00

              ------------------------------------------------------------------
              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

[RATED SECURITIES SERIES PERFORMANCE GRAPH]

                                                                                                       SALOMON SMITH BARNEY
                                                              U.S. GOV'T/AAA-RATED SECURITIES            TREASURY/GOV'T-
                                                                           SERIES                    SPONSORED/MORTGAGE INDEX
                                                              -------------------------------        ------------------------
2/92                                                                      10000.00                           10000.00
11/92                                                                     10754.00                           10651.00
11/93                                                                     12106.00                           11765.00
11/94                                                                     11602.00                           11428.00
11/95                                                                     13452.00                           13387.00
11/96                                                                     14191.00                           14179.00
11/97                                                                     15054.00                           15248.00
11/98                                                                     16365.00                           16697.00
11/99                                                                     16481.00                           16728.00
2/00                                                                      16595.00                           16821.00
2/01                                                                      18749.00                           19103.00
2/02                                                                      19974.00                           20518.00

              ------------------------------------------------------------------

              The graph represents past performance, which is not indicative of future results.
---------------------